N-2 - USD ($)		Oct. 30, 2026	Oct. 15, 2026
Cover [Abstract]
Entity Central Index Key		0002134782
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		SEI CARLYLE PRIVATE MARKETS FUND
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Class I
ANNUAL FUND OPERATING EXPENSES (as a percentage of projected average net assets attributable to Shares)
Management fee	0.75%
Other Expenses(1)	0.55%
Acquired Fund Fees and Expenses (AFFE)(2)	2.35%
Total Annual Fund Expenses	3.65%
Less Expense Limitation and Reimbursement(3)	(0.60)%
Total Net Annual Expenses	3.05%
(1)
Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.
(2)
AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in Underlying Funds during the current fiscal year. AFFE include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some of the Carlyle Funds in which the Fund intends to invest generally charge asset-based management fees. The manager of the Carlyle Funds may also receive performance-based compensation if the Carlyle Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Carlyle Funds subject to such performance-based compensation. The Carlyle Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 1.25%, and generally charge between 10% and 15% of net profits as a carried interest or performance allocation. The AFFE disclosed above are based on historic returns of the Carlyle Funds and the SEI Funds in which the Fund expects to invest, which may change substantially over time. The AFFE reflects operating expenses of the Carlyle Funds and the SEI Funds (i.e., management fees, performance fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds). As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. AFFE exclude fees and expenses of any Underlying Funds which are real estate investment trusts (“REITS”) as they are excluded from the definition of an investment company under Section 3(c)(5) of the Investment Company Act of 1940 and are not treated as acquired funds.
(3)
The Fund’s administrator and its affiliates have contractually agreed until October 31, 2027 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding fees and interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.70%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2027.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5.0% annual return, and the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$31		$106		$184	$387

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.

While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.
Acquired Fund Fees and Expenses, Note [Text Block]		The AFFE reflects operating expenses of the Carlyle Funds and the SEI Funds (i.e., management fees, performance fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds). As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. AFFE exclude fees and expenses of any Underlying Funds which are real estate investment trusts (“REITS”) as they are excluded from the definition of an investment company under Section 3(c)(5) of the Investment Company Act of 1940 and are not treated as acquired funds.
Acquired Fund Fees Estimated, Note [Text Block]		AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in Underlying Funds during the current fiscal year. AFFE include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some of the Carlyle Funds in which the Fund intends to invest generally charge asset-based management fees.
Acquired Fund Incentive Allocation, Note [Text Block]		The manager of the Carlyle Funds may also receive performance-based compensation if the Carlyle Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Carlyle Funds subject to such performance-based compensation. The Carlyle Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 1.25%, and generally charge between 10% and 15% of net profits as a carried interest or performance allocation. The AFFE disclosed above are based on historic returns of the Carlyle Funds and the SEI Funds in which the Fund expects to invest, which may change substantially over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund’s investment objective is to generate income and seek long-term capital appreciation. There can be no assurance that the Fund will achieve its objective.

Investment Strategies

In pursuing its investment objective, the Fund seeks to obtain exposure to a broad range of global private markets, primarily through investments in pooled investment vehicles, such as private equity funds, private credit funds, or private vehicles that hold certain real assets (“Underlying Funds”) and, to a lesser extent, through investments in individual securities and other private markets instruments. Private Markets instruments are generally not available to the public, tend to be less liquid than publicly available securities, and may be riskier than publicly available securities. There is also less publicly available information about private markets instruments because they are not subject to public financial reporting requirements and are less regulated than publicly available securities.

•
Private Equity. The Fund’s private equity exposure is expected to include investments across buyout, growth equity, secondary, and related equity-oriented strategies. Private equity investments may include leveraged acquisitions, recapitalizations, reorganizations, and other growth-focused equity opportunities, including co-investments and secondary transactions.
•
Private Credit. The Fund’s private credit exposure is expected to include directly originated and privately negotiated financing solutions across a range of strategies and industries. Private credit investments may be comprised of a broad array of strategies and instruments, including alternative credit, liquid credit (including collateralized loan obligations (“CLOs”)), senior and junior debt, asset-backed financings, structured credit, opportunistic credit, special situations, and hybrid capital solutions.
•
Real Assets. The Fund’s real asset exposure may include real estate strategies and infrastructure strategies. Real estate strategies generally focus on acquiring and operating real estate assets with core or core plus characteristics and may benefit from demographic or technology driven demand, asset level repositioning, and other value enhancement initiatives. Assets with core or core plus characteristics include those that are between “core” and “value-add” strategies on the real estate risk-return spectrum. “Core” investments typically consist of high-quality, well-leased properties in strong markets that generate stable cash flow, require limited capital improvements, and employ relatively low leverage. “Core plus” investments share many of these characteristics but include assets with modest leasing, operational or capital improvement opportunities that can enhance income and value over time. As a result, core plus strategies seek to deliver a combination of current income and moderate appreciation, with somewhat higher risk and return expectations than core investments. Real estate exposure may include direct ownership interests, joint ventures, real estate investment trusts (“REITs”) and real estate operating platforms across selected property types, including residential, industrial, medical office, and other targeted sectors. Infrastructure exposure may include equity and debt investments in infrastructure-related assets and businesses, including sectors such as transportation, energy, digital infrastructure, and other essential or contracted service assets.

In making allocation decisions among asset classes or sectors, or among investment opportunities within a particular asset class or sector, the Adviser will consider a variety of factors, including but not limited to, market and economic conditions, forward-looking expectations for asset classes, relative value assessments, risk considerations, appreciation or depreciation of portfolio holdings, availability of investment opportunities and Underlying Funds, and fund subscription and repurchase activity. The Adviser evaluates such investments using its established institutional investment process, which is applied consistently across SEI’s private markets programs. This process has multiple steps, including investment due diligence, operational due diligence, and a review of the investment’s governing documents and terms. These components are applied to each investment using the same framework and standards, although the scope and depth of each component generally are tailored to the investment, including its structure, strategy, and asset class. Accordingly, the Fund may not have exposure to all Private Markets asset classes at all times, and the Fund’s allocations across sectors, asset classes, and implementation types (Underlying Funds versus individual securities) are expected to vary over time.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets instruments. Under normal market conditions, at least 60% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in Underlying Funds (including unfunded commitments) managed, sponsored or advised by Carlyle Investment Management L.L.C. or one of its affiliates (“Carlyle” and, such Underlying Funds, “Carlyle Funds”) that pursue Private Markets strategies, with the remaining Private Markets exposure obtained primarily through investments in one or more Underlying Funds managed, sponsored or advised by the Adviser that pursue Private Markets strategies (“SEI Funds”), or direct or other indirect investments in Private Markets instruments selected by the Adviser, including potential co-investments. Any investments in SEI Funds will be limited to registered funds that pursue Private Markets strategies and will not include any private funds managed by the Adviser.

As used throughout this Prospectus, the term “Private Markets” refers to markets in which securities and other instruments may be purchased and sold in private transactions, which, unlike stock exchanges, are not open to the general public.

Given the Fund’s primary focus on Carlyle Funds and secondary focus on SEI Funds, the Adviser will select Underlying Funds for Private Market exposure from among available Carlyle and SEI Funds without considering funds with other managers. The Adviser may, however, allocate to third-party exchange-traded funds (“ETFs”) to maintain Private Markets exposure as it awaits or assesses an investment opportunity in a Carlyle Fund or SEI Fund, or for purposes of liquidity management. The Adviser will evaluate for investment only those Carlyle Funds for which the Fund is an eligible investor. The Fund will not invest in all Carlyle Funds. For example, the Fund does not expect to invest in Carlyle Funds that do not offer periodic repurchases or redemptions. Also, Carlyle, in its capacity as the manager of an Underlying Fund, retains the authority to reject purchases by the Fund. Underlying Funds may be private funds or investment companies registered under the 1940 Act.

For purposes of the Fund’s 80% policy, Private Markets instruments include interests in Carlyle Funds and SEI Funds that invest predominantly Private Markets strategies, as well as direct and indirect investments in private equity funds, private credit funds, private vehicles that hold certain real assets, and securities and other instruments exempt from the registration requirements of the 1933 Act acquired in private transactions. An Underlying Fund will be considered to invest “predominantly” in Private Markets instruments if, in the determination of the Adviser, Private Markets instruments constitute the primary focus of the Underlying Fund’s principal investment strategy, as reflected in its offering documents, stated investment policies, and portfolio composition as reported by the Underlying Fund’s manager. These direct and indirect Private Markets instruments include (i) CLOs and other structured credit instruments, including investments made directly and through CLO-focused ETFs, which provide indirect exposure to portfolios of privately originated and privately negotiated loans, (ii) third-party and SEI‑sponsored ETFs and other registered investment companies that pursue Private Markets strategies, which SIMC may use to maintain Private Markets-related exposure while it sources, awaits, or assesses an investment opportunity in a Carlyle Fund or SEI Fund (which may also be used for liquidity and cash-flow management purposes), and (iii) 144A securities, privately placed bank loans, restricted securities, securities acquired in private placements made under Regulation D and similar private investments, and securities and other instruments for which no secondary market is readily available. If an Underlying Fund does not invest predominantly in such instruments, the Fund may look through the Underlying Fund, to the extent such information is available, to calculate the Fund’s indirect, pro rata exposure to such instruments for purposes of compliance with this policy. An unfunded capital commitment is the remaining amount of capital that the Fund has contractually committed to contribute to an Underlying Fund that has not yet been called and contributed, and that the Fund remains obligated to fund upon a future capital call, subject to the terms of the applicable subscription or commitment agreement. Unfunded capital commitments by the Fund that are held in cash or cash equivalents and which the Fund reasonably expects to be called and invested in Private Markets investments (“Unfunded Commitments”) will be counted towards the Fund’s 80% policy. For purposes of this policy, “net assets” means the total assets of the Fund (including any borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than borrowings for investment purposes). For purposes of this policy, the Fund considers “normal circumstances” to be where the Fund has fully deployed cash from newly subscribed investors and is not otherwise holding cash resulting from recent liquidations of portfolio positions in connection with facilitating quarterly redemption requests. This policy is non-fundamental and may be changed by the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders. In addition, in advance of making such a change, the Fund would conduct a repurchase offer to allow shareholders to redeem their shares, in accordance with applicable SEC rules.

The Fund (or an Underlying Fund) may invest in equity securities of all types and capitalization ranges. There is no limit on the maturity or credit quality of any individual security in which the Fund (or an Underlying Fund) may invest.

The Fund (or an Underlying Fund) may invest a significant portion of its assets in credit instruments that are rated below investment grade by rating agencies (or are unrated and in the judgment of the Fund’s Adviser would be rated below investment grade if they were rated). Credit instruments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest up to 20% of its net assets in investments that are not Private Markets instruments, including for liquidity management purposes. Such investments may include direct or indirect (such as through SEI or third-party ETFs or derivatives) investments in public equities, fixed income instruments and cash and/or cash equivalents. The Fund will invest in futures contracts, options and swaps for efficient portfolio and cash management, as well as for speculative or hedging purposes. Futures, options and swaps are used to synthetically obtain exposure to indices, securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Under a provision of the 1940 Act, the Fund generally may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. The Fund may invest in other investment companies in excess of these limits as permitted by other provisions of the 1940 Act or applicable rules thereunder, for example, in reliance on Section 12(d)(1)(F) of the 1940 Act or Rule 12d1‑4 under the 1940 Act.

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund may obtain leverage using any permissible form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets (or in the case of the issuance of preferred shares, 50% of the Fund’s total assets), including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund may borrow money, including through a credit facility or other arrangements to fund redemption requests or for temporary liquidity needs. The Fund may also use leverage generated by certain of its non-principal investment strategies as further discussed in the SAI. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

The Underlying Funds

Information about an SEC-registered Underlying Fund is available on the SEC’s website and/or directly from such Underlying Fund. Information about private Underlying Funds has limited, if any, availability.

The Fund provides Shareholders with access to Underlying Funds managed by Carlyle and, through such Carlyle Fund investments, potentially with opportunities to participate in co-investments that are generally unavailable to the broad investing public. As the Fund’s investment adviser, SIMC maintains sole investment discretion as to whether, and to what extent, the Fund will invest in Carlyle Funds or co-investment opportunities. Carlyle does not provide investment advice to the Fund, and is not a sponsor, investment adviser, sub-adviser, promoter, principal underwriter or affiliate of the Fund.

Carlyle has agreed, subject to applicable legal or regulatory restrictions and requirements, to provide the Fund with the type and scope (and with the same frequency) of information it customarily provides to other investors in the Underlying Funds. In accordance with applicable legal requirements, the Adviser expects to regularly communicate with Carlyle about the Underlying Funds to which it serves as investment manager, and Carlyle may provide the Adviser with aggregated, statistical or other information about the investment strategies, risk management and general information regarding economic factors and market trends in each case as they relate to the Carlyle Funds. Carlyle will not guarantee investment opportunities for the Fund, nor will it provide investment recommendations or investment advice to the Fund or the Adviser regarding investment opportunities. There is no guarantee that the Fund will receive the same terms as Carlyle, its affiliates, and its other clients if they participate in the same opportunities.

As discussed above, Underlying Funds will consist of certain Carlyle Funds and SEI Funds.

About Carlyle and Carlyle Private Strategies

Carlyle is one of the world’s largest and most diversified global investment firms, with $475 billion in assets under management (as of March 31, 2026), invested across Global Private Equity, Global Credit, and Carlyle AlpInvest.

Founded in 1987 and headquartered in Washington, D.C., Carlyle operates through a global network of more than 2,500 professionals across 28 offices worldwide, combining deep local market expertise with the scale, resources, and governance of a leading global alternatives platform. The firm’s integrated “One Carlyle” approach enables collaboration across strategies and geographies, supporting diversified portfolio construction, rigorous risk management, and differentiated sourcing capabilities across the alternatives landscape.

The Fund will have exposure to the following families of Carlyle private strategies:

Global Private Equity at Carlyle

Carlyle’s Global Private Equity platform is a longstanding global franchise spanning Corporate Private Equity, Real Estate, and Infrastructure strategies and has a deep history and expertise across key sectors and businesses such as Aerospace, Defense & Government, Global Energy, Financial Services, Global Infrastructure, Healthcare, Industrial, Technology, and US Real Estate. With a combined $159 billion in assets under management (as of March 31, 2026), the platform combines deep sector specialization, disciplined portfolio construction, and active ownership capabilities with the scale and resources of Carlyle’s global network, seeking to generate long-term value creation and attractive risk-adjusted returns across market cycles.

•
Corporate Private Equity is one of the world’s largest and most diversified private equity platforms, spanning industries, geographies and strategies, designed to build better businesses by driving transformational operational improvements, as well as supporting growth and geographic expansion. The firm’s direct equity strategies provide regional specific exposure and cover buyout, growth and life sciences. The platform draws on nearly four decades of investment experience, a focused sector-based investment approach and repeatable deal archetypes. The strategy is supported by Carlyle’s global sourcing network, operational expertise, and differentiated Washington, D.C.-based policy and regulatory insight, which can be particularly valuable in strategically important and regulated sectors.
•
Real Estate has successfully navigated diverse economic and real estate market conditions since 1998. With a focus on demographic-based themes, Carlyle Real Estate targets real estate assets in the U.S. and Europe that offer compelling value propositions to deep and growing demand pools of potential tenants and seeks to avoid investing in sectors with higher degrees of correlation to GDP and broad macroeconomic conditions. Continuity of senior leadership, a differentiated investment strategy, the depth and experience of the team’s investment professionals, and their presence in key target markets underlie the strong track record of the Carlyle Real Estate business.
•
Infrastructure and Natural Resources is an integrated platform that pursues infrastructure and energy opportunities globally. Our infrastructure business is comprised of teams that invest in four primary sectors: transportation & logistics, digital, renewables, and midstream energy, while the energy group focuses on investments across the energy value chain. Carlyle harnesses the firm’s substantial resources, scale and capabilities while maintaining a focused middle-market strategy centered on active ownership, operational enhancement, and bespoke financing solutions designed to drive long-term value creation. Carlyle’s global scale, extensive network of portfolio companies, and integrated sourcing capabilities further enhance investment opportunities worldwide.

Global Credit at Carlyle

Carlyle’s Global Credit platform manages more than $209 billion in assets under management (as of March 31, 2026) spanning investments across liquid credit, private credit, real assets credit, and asset-backed finance strategies. Private credit includes direct lending, opportunistic credit and hybrid capital. Real Assets Credit includes aviation finance, infrastructure credit and real estate credit. Asset-backed finance includes directly originated, privately structured asset-backed solutions, focusing on acquiring or lending against diversified pools of collateral with contractual cash flows. Established in 1999, the platform is differentiated by proprietary origination capabilities, extensive internal research infrastructure, and a strong focus on downside protection and disciplined underwriting. Global Credit operates as an integrated platform to most effectively deliver solutions across the risk-return spectrum to both investors and borrower clients.

Carlyle AlpInvest

Carlyle AlpInvest has over $107 billion in assets under management (as of March 31, 2026) and is one of the industry’s leading private equity solutions platforms. With capabilities spanning primary fund investments, secondaries, and co-investments, AlpInvest provides investors with diversified access to private equity opportunities across buyout, growth, venture, distressed, and subordinated debt strategies. The platform’s longstanding global relationships and dedicated presence across North America, Europe, and Asia support broad sourcing and customized portfolio construction capabilities for institutional clients.

About the SEI Funds

The SEI Funds in which the Fund may invest for liquidity purposes or exposure to alternative credit investments may include funds registered under the 1940 Act, such as open-end funds, like mutual funds or exchange traded funds, and closed-end funds, like tender offer funds or interval funds. SIMC has $228.81 billion in assets under management (as of June 30, 2026) globally. SIMC’s primary office is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a wholly owned subsidiary of SEI Investments Company, a publicly traded financial services company. The corporation has been continuously operating since its formation in 1969.

Temporary and Defensive Strategies

The Fund may (but is not required to) take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, industry, political or other conditions to try to protect the Fund from potential loss. Temporary defensive positions would alter the risk/return characteristics of the Fund and could cause the Fund not to achieve its investment objective.

Fundamental and Non-Fundamental Policies

Except as otherwise stated in this Prospectus or the SAI, the Fund’s investment objective and all investment policies and restrictions are non-fundamental, meaning they may be changed without shareholder approval. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund.

Non-Diversified

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a particular issuer than a diversified investment company.

The Fund may be an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Definition of Rule 35d-1 Term in Fund Name [Text Block]		For purposes of the Fund’s 80% policy, Private Markets instruments include interests in Carlyle Funds and SEI Funds that invest predominantly in Private Markets strategies, as well as direct and indirect investments in private equity funds, private credit funds, private vehicles that hold certain real assets, and securities and other instruments exempt from the registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) acquired in private transactions. An Underlying Fund will be considered to invest “predominantly” in Private Markets instruments if, in the determination of the Adviser, Private Markets instruments constitute the primary focus of the Underlying Fund’s principal investment strategy, as reflected in its offering documents, stated investment policies, and portfolio composition as reported by the Underlying Fund’s manager. These direct and indirect Private Markets instruments include: (i) collateralized loan obligations (“CLOs”) and other structured credit instruments, including investments made directly and through CLO-focused exchange-traded funds (“ETFs”), which provide indirect exposure to portfolios of privately originated and privately negotiated loans, (ii) third-party and SEI-sponsored ETFs and other registered investment companies that pursue Private Markets strategies, which SIMC may use to maintain Private Markets-related exposure while it sources, awaits, or assesses an investment opportunity in a Carlyle Fund or SEI Fund (which may also be used for liquidity and cash-flow management purposes), and (iii) 144A securities, privately placed bank loans, restricted securities, securities acquired in private placements made under Regulation D and similar private investments, and securities and other instruments for which no secondary market is readily available. An unfunded capital commitment is the remaining amount of capital that the Fund has contractually committed to contribute to an Underlying Fund that has not yet been called and contributed, and that the Fund remains obligated to fund upon a future capital call, subject to the terms of the applicable subscription or commitment agreement. Unfunded capital commitments by the Fund that are held in cash or cash equivalents and which the Fund reasonably expects to be called and invested in Private Markets investments (“Unfunded Commitments”) will be counted towards the Fund’s 80% policy. For purposes of this policy, “net assets” means the total assets of the Fund (including any borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than borrowings for investment purposes). For purposes of this policy, the Fund considers “normal circumstances” to be where the Fund has fully deployed cash from newly subscribed investors and is not otherwise holding cash resulting from recent liquidations of portfolio positions in connection with facilitating quarterly redemption requests. This policy is non-fundamental and may be changed by the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 60% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in Underlying Funds (including unfunded commitments) managed, sponsored or advised by Carlyle Investment Management L.L.C. or one of its affiliates (“Carlyle” and, such Underlying Funds, “Carlyle Funds”) that pursue Private Markets strategies, with the remaining Private Markets exposure obtained primarily through investments in one or more Underlying Funds managed, sponsored or advised by the Adviser (as defined below) that pursue Private Markets strategies (“SEI Funds”), or direct or other indirect investments in Private Markets instruments selected by the Adviser, including potential co-investments. Any investments in SEI Funds will be limited to registered funds that pursue Private Markets strategies and will not include any private funds managed by the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]		Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets instruments.
Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

General Considerations

Limited Right to Vote and No Right to Participate in Management of the Fund

Investors will have no right or power to take part in the management or control of the Fund and will have extremely limited rights to vote on matters in respect of the Fund. Investors will not receive the detailed financial information that is available to the Adviser with respect to the Fund’s investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund’s management to the Board and the Adviser.

Reliance on Management

The Fund invests substantially all of its assets directly, or indirectly through Underlying Funds, in a broad universe of Private Markets. Investment decisions will be made for the Fund by the Adviser under the supervision of the Board. The success of the Fund will depend on the ability of the Adviser to identify suitable investments. There can be no assurance that the current personnel of the Adviser will continue to be associated with the Adviser for any length of time. The loss of the services of one or more employees of the Adviser could have an adverse impact on the Fund’s ability to realize its investment objective.

Changes to Investment Objective, Policies, and Restrictions

The investment objective of the Fund is non-fundamental and may be changed by the Board, without shareholder approval. Except as otherwise stated in this Prospectus or in the Fund’s Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund because of the Fund’s limited liquidity.

Repurchase Program Risks

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes periodic offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. In connection with any given quarterly repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Shareholders who anticipate proration might over-tender their Shares, increasing the likelihood of proration and the risk that other Shareholders will have fewer shares repurchased than desired. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Investment Risks

New Fund Risk

Because the Fund was newly formed, its operating expenses may be higher than more established, larger funds. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder. In addition, there might be greater risk that its principal investment strategies will not work as intended.

Strategic Relationship Risk

The Adviser and Carlyle have formed a Strategic Relationship that leverages the strengths of both firms and addresses the availability of Carlyle Funds to SIMC for potential investment by the Fund. To the extent the two firms alter or terminate the Strategic Relationship, the Fund may not be able to pursue its investment strategies in whole or in part, and the Fund and Shareholders could experience investment losses as a result. For example, the Fund’s ability to invest in certain Carlyle Funds could be altered. In addition, this could inhibit the Fund from being able to comply with its policy to invest, under normal market conditions, at least 60% of its net assets in Carlyle Funds that pursue Private Markets strategies. Other potential consequences include the possibility of increased transaction costs on the sale of securities and reinvestments in other securities, as well as the possibility of realizing taxable capital gains, including short-term capital gains. For example, redemptions or sales of shares in an Underlying Fund that qualifies as a RIC under Subchapter M of the Code could cause distributable gains to Shareholders, and a portion of any such gains may be short-term capital gains that would be distributable as ordinary income to Shareholders. In addition, sales of interests in an Underlying Fund that is treated as a partnership for federal income tax purposes may result in taxable capital gains and, in certain circumstances, ordinary income to the Fund, which may increase taxable distributions to Shareholders. It is also possible that changes in the Fund’s investment program resulting from alteration or termination of the Strategic Relationship could threaten the Fund’s ability to qualify as a RIC under Subchapter M of the Code. Failure to qualify as a RIC would subject the Fund to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gains, even if such income were distributed, and all distributions out of earnings and profits would be taxed as ordinary dividend income. See “Tax Matters.” SIMC could also lose access to information about the Carlyle Funds, which could compromise its general assessment of such Carlyle Funds, including ongoing due diligence and valuation. SIMC might also lose access to increased investment opportunities in Carlyle Funds.

Underlying Funds Risk

Because the Fund invests a significant portion of its assets in Underlying Funds, Shareholders will be exposed to the risks associated with the Underlying Funds’ principal investment strategies and investments. The ability of the Fund to achieve its investment objective will depend, in part, upon the ability of the Underlying Funds to achieve their respective investment objectives.

The Fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAV of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.

The Fund calculates its NAV daily. In contrast, Underlying Funds determine their NAV daily, monthly or quarterly, depending on the type of fund, and may report their NAV with a delay. Underlying Funds that are private investment funds (“Private Underlying Funds”) determine their NAV monthly or quarterly and report their NAV to investors with a delay of 20—60 days. Most of the Private Underlying Funds in which the Fund currently invests calculate their NAV monthly and report the NAV with a delay of 20 days. As a result, the Adviser fair values the Fund’s holdings in Private Underlying Funds daily, based on multiple inputs, including the most recently reported NAV of the Private Underlying Fund and other valuation inputs provided by an independent third party.

Because of the differences in the frequencies with which the Fund calculates its NAV and the Private Underlying Funds calculate and report their NAV, there will be differences between the estimated fair values of the Private Underlying Funds determined by the Adviser and their actual values. In addition, because the most recently reported NAV of each Private Underlying Fund is an input in the Adviser’s daily fair valuation determination for that Private Underlying Fund, the Fund expects that valuation, and potentially the Fund’s NAV, to change (up or down) monthly or quarterly, when the monthly or quarterly NAV is first reported.

Additionally, the reported valuations of Underlying Funds may be subject to subsequent adjustments or revisions. For example, fiscal year-end NAV calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time.

Because such adjustments or revisions constitute information available only at the time of the adjustment or revision, the adjustment or revision will not affect the amount of repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments or revisions. In other words, if the Fund’s NAV is adjusted after Shareholders have been paid their repurchase proceeds, in most cases the adjustment will not result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such adjustments or revisions adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such adjustments or revisions may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.

Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such adjustments or revisions adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such adjustments or revisions may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount.

The expenses associated with investing in a fund that invests a significant portion of its assets in other funds are generally higher than those for funds that do not invest in other funds. An investor in the Fund that meets the eligibility conditions imposed by one or more Underlying Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in the Underlying Funds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by Underlying Funds—in some cases, including asset-based fees, carried interest or incentive allocations (which are a share of an Underlying Fund’s returns that are paid to the Underlying Fund’s manager)—in addition to the Fund’s direct fees and expenses—that may be higher than those of other types of securities, including a direct investment in the Underlying Fund, which may adversely affect the Underlying Fund’s performance. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to Underlying Funds, such as a potential conflict in selecting affiliated SEI Funds over unaffiliated Carlyle Funds.

Risks of Investing in Securities of Other Investment Companies.

Securities of other investment companies, including shares of closed-end investment companies, business development companies (“BDCs”), unit investment trusts, open-end investment companies (i.e., mutual funds), ETFs and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies and BDCs, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1‑1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a‑7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by the Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a‑7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions. In addition, pursuant to Rule 12d1‑4 and the conditions set forth therein, the Fund may invest in SEI Funds that are registered investment companies, with which the Fund is related for purposes of investment and investor services, in excess of the limits of Section 12(d)(1)(A).

The Fund may invest in unaffiliated Underlying Funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer’s total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated Underlying Fund held by the Fund in excess of 1% of the unaffiliated Underlying Fund’s outstanding shares could in certain circumstances be considered illiquid. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser’s knowledge of an unaffiliated Underlying Fund’s section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated Underlying Fund’s investment adviser; (ii) the Fund’s past specific redemption experiences with the unaffiliated Underlying Fund; (iii) the Adviser’s evaluation of general market conditions that may affect securities held by the unaffiliated Underlying Fund; (iv) the Fund’s ability to accept a redemption in-kind of portfolio securities from the unaffiliated Underlying Fund; (v) significant developments involving the unaffiliated Underlying Fund; and (vi) any other information the Adviser deems relevant.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Fund Shareholders will indirectly bear the Fund’s proportionate share of any management and other operating expenses, and of any performance-based or incentive fees, charged by the BDCs in which the Fund invests, in addition to the fees and expenses that Fund Shareholders directly bear in connection with the Fund’s own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value. Some BDCs are not listed on an exchange and there may be limited, if any secondary market for such BDCs.

Money Market Instruments. The Fund may invest (and during periods of adverse market or economic conditions for defensive purposes, it may invest some or all of its assets) in high-quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. The Fund also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high-quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Private Funds Risk

Private funds are not subject to the 1940 Act, nor are they publicly traded. As a result, the Fund’s investments in Underlying Funds structured as private funds will not be subject to the protections afforded to shareholders under the 1940 Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the advisers, sub-advisers and managers of private funds, and leverage limitations.

Further, private funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, private funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of private funds, and is dependent on information provided by the managers of those funds. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of private funds in which the Fund can invest.

Investment in private funds carries the risk of loss due to a private fund’s intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more private funds, including changes in control and mergers. The effect of such changes on a private fund cannot be predicted but could be material and adverse. Given the limited liquidity of private funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of private funds.

Investments in private funds expose the Fund to complex fee structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be incurred even if the Fund’s overall investment in a private fund declines in value, which could reduce the Fund’s returns to shareholders below what it would otherwise be if the Fund had invested through a different structure.

By investing in private funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses—at the Fund level and the private fund level—in addition to indirectly bearing any performance fees charged by a private fund. Performance fees may create an incentive for a private fund’s management to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a private fund.

Additionally, any event which affects adversely the value of an investment by the Fund or a private fund in which the Fund invests would be magnified to the extent that the Fund or such private fund is leveraged. To the extent that the Fund employs investment leverage, the Fund investing in private funds that also utilize leverage would compound the adverse effects of leverage in a declining market environment.

Additionally, conflicts of interest may exist in the investments and investment activities of private funds. Conflicts of interest may arise from the fact that the management of any private fund in which the Fund invests and its affiliates may be carrying on substantial investment activities for other clients. The management of such private funds and its affiliates may manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts other than the Fund and the private fund, which could compete for the same investment opportunities as the Fund and such private fund.

Incentive Allocation Arrangements.

The Fund will indirectly incur management fees, performance-based compensation, and other expenses of the Underlying Funds, which are in addition to the fees and expenses of the Fund. Such performance-based compensation may create an incentive for the Underlying Fund manager to make investments that are riskier or more speculative. Because these fees are calculated at the Underlying Fund level, the Fund may bear such fees even in periods when other Underlying Funds incur losses or the Fund’s overall performance is not positive.

Failure to Achieve Investment Objective

There can be no assurance that the Fund will achieve its investment objective. The Adviser’s assessment of the short-term or long-term prospects of various Private Markets may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund or those Private Markets in which the Fund invests will be successful. Furthermore, because of the speculative nature of the investments and trading strategies of certain of the Private Markets, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more Private Markets, and that consequently Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

General Economic and Market Conditions

The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund and Credit Investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

The market value of the Fund’s investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder repurchases, and other adverse effects that could negatively impact the Fund’s performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to the outbreak of COVID‑19.

Performance of Investments

The performance of each Underlying Fund in which the Fund invests will be affected by the performance of each of such Underlying Funds’ underlying investments. Many factors will contribute to the performance of each such investment including default rates and levels and timing of recoveries on investments and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Underlying Funds is difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Underlying Funds may take years to achieve a realization event and are difficult to value before realization, (iii) Underlying Funds’ investments sometimes are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10‑12 years or longer after the initial closing and (v) industry performance information for Underlying Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Control of Portfolio Companies

An Underlying Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Risks Associated with Fund Investments.

The portfolio companies of Underlying Funds may involve significant business and financial risk. Certain of the Underlying Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Underlying Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Underlying Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.

Risks of Securities Activities

All securities investing and trading activities involve the risk of loss of capital. While the Adviser will attempt to manage these risks, there can be no assurance that the Fund’s investment activities will be successful or that Shareholders will not suffer losses. The following discussion sets forth some of the more significant risks associated with the styles of investing of the Fund and the underlying Credit Investments:

Private Equity Investments.

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with a manager of an Underlying Fund. The investments held by private equity funds and Co-Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Secondary Investments. Secondary Investments—or “Secondaries”—typically refers to investments in either existing private investment funds or private operating companies, projects or properties through the acquisition of an interest from an existing investor by a third-party in a negotiated transaction. For private fund interests, the transaction will typically require the consent of the private fund’s general partner or managing member. The buyer of the existing interest typically agrees to take on any future funding obligations in exchange for future returns and distributions. The Fund may directly acquire Secondary Fund Investments from existing investors, and in certain cases from the issuers of such interests or other third parties. In many cases, the Fund will not have the opportunity to negotiate the terms of its Secondary Fund Investments, including any special rights or privileges. In addition, valuation of Secondary Fund Investments may be difficult, since there generally will be no established market for such interests or for the securities of privately held portfolio companies that such Secondary Fund Investments may own. Moreover, the purchase price of Secondary Fund Investments will be subject to negotiation with the sellers of such interests. The overall performance of the Fund may depend in part on the acquisition price paid by the Fund for its Secondary Fund Investments and the structure of such acquisitions. The Adviser may have the opportunity to acquire, for the account of the Fund, a portfolio of Secondary Fund Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Fund Investments may be less attractive than others, and certain of the managers of the Secondary Fund Investments may be more experienced or highly regarded than others. In addition, the Fund may invest in Secondary Fund Investments with other investors through the use of joint ventures and similar arrangements. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund.

Secondary Fund Investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. See “Types of Investments and Related Risks—Valuation” for additional disclosure about valuation risks. To the extent any gains on the Secondary Fund Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to Shareholders is disclosed in “Tax Matters” in this Prospectus.

Venture Capital and Growth Equity.

An Underlying Fund may invest, and the Fund may co-invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.

Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Underlying Fund Strategy Risks

Within the private equity and private credit investment spheres, there are a number of significant risks, any one of which could cause the Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Underlying Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by an Underlying Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Underlying Fund and the Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments.

Buyout Strategies. The Fund may invest in Underlying Funds, or invest alongside private equity sponsors (“GPs”), that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of such Underlying Funds and GPs and the Fund to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Underlying Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

Venture Capital and Growth Equity Strategies. The Fund may invest in Underlying Funds, or invest alongside GPs, that pursue venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, GPs or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Private Credit Investment Strategies. Although private credit investments are typically senior to common stock and other equity securities in the capital structure, they are typically subordinated to large amounts of senior debt and are often unsecured. The Fund and the Underlying Funds and their respective GPs may not be able to take steps that would be required to protect an investment in a timely manner and there can be no assurance that the rate of return objectives on any particular private credit investment will be achieved. Private credit investments are generally subject to various creditor risks, including the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, so-called lender liability claims by the issuer of the obligations and environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any borrower, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such company.

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in certain Underlying Funds that invest in, or may invest alongside certain GPs in, securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for high returns, they also bring with them correspondingly greater risks when compared to other investments. Such investments involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. Such investments could, in certain circumstances, subject the Fund or the Underlying Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Underlying Funds and GPs to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure.

Energy Strategies. In addition to the leverage risks described above under “Buyout Strategies,” Underlying Funds that make private energy investments are subject to additional risks that are particularly relevant to this asset sub-class of private equity. The performance of these investments will be substantially dependent upon prevailing prices of oil, electricity, natural gas and potentially other commodities (e.g., corn and sugar), which have been (and are likely to continue to be) volatile and subject to wide fluctuations and may adversely impact returns. The energy industry is subject to both non-U.S. and U.S. federal, state and local laws and regulations, including environmental rules and regulations.

Preferred Equity Investment Strategies. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt securities. The preferred equity investments in which the Fund or the Underlying Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. In addition, while the GP will endeavor to structure the preferred equity investments in a manner most favorable to the Underlying Fund, these securities may not be protected by all the financial and other covenants and limitations that would be typical for secured loans. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks. There is no requirement that investments of the Underlying Funds will be preferred equity investments nor that the Underlying Fund only hold preferred equity. It is expected that the Fund will hold common equity through its investments in some Underlying Funds and may hold whole portfolios as part of the investment strategy.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies.

An Underlying Fund’s investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•
have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;
•
may have limited financial resources and may be unable to meet their obligations under their debt securities that an Underlying Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Underlying Fund realizing any guarantees it may have obtained in connection with the Underlying Fund’s investment;
•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;
•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Underlying Fund that has invested in the portfolio company; and
•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which an Underlying Fund may invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, an Underlying Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Underlying Fund’s investment returns.

General Risks Related to Investments in Real Estate and Real Estate Related Assets

Real Estate-Related Investments. The Fund may invest in Underlying Funds that invest in real estate or real estate-related assets. Real estate historically has experienced significant fluctuations and cycles in value that may result in reductions in the value of real estate-related investments. The marketability and value of an Underlying Fund’s investments will depend on many factors beyond any control of the Underlying Fund or its manager. The ultimate performance of an Underlying Fund’s investments will be subject to the varying degrees of risk generally incident to the operation of the underlying real property or real estate-related assets. For example, the ultimate value of an Underlying Fund’s investments may depend upon the real property owner’s ability to operate the real property in a manner sufficient to maintain or increase revenues in excess of operating expenses or, in the case of leased real property, the ability of the lessee to make rental payments. Revenues may be adversely affected by changes in national or international economic conditions; changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics; the financial condition of tenants and lessees, buyers and sellers of properties; competition from other properties offering the same or similar services; changes in interest rates and in the availability, cost and terms of mortgage funds; the impact of present or future environmental legislation and compliance with environmental laws (as more specifically set out below); the ongoing need for capital improvements (particularly in older structures); changes in real estate tax rates and other operating expenses; adverse changes in governmental rules and fiscal policies; civil unrest; acts of God, including earthquakes, hurricanes and other natural disasters; acts of war; acts of terrorism (any of which may result in uninsured losses); adverse changes in zoning laws; and other factors that are beyond the control of the real property owners, the Underlying Funds or their managers. In the event that any of the properties underlying an Underlying Fund’s investments experience any of the foregoing events or occurrences, the value of and return on the investor’s investment in the Fund would be negatively impacted.

Development. An Underlying Fund may acquire equity and/or debt interests in real estate developments and/or in businesses that engage in real estate development. To the extent that an Underlying Fund invests in such development activities, it will be subject to the risks normally associated with such activities. Investments made in properties to be developed may receive little or no cash flow, and market conditions may change during the course of development which makes such development less attractive than at the time it was commenced. Such risks include, without limitation, risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of an Underlying Fund or its manager, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development activities once undertaken, any of which could have an adverse effect on the financial condition and results of operations of an Underlying Fund and on the amount of funds available for distribution to its investors.

Office Properties. An Underlying Fund may invest in office properties. A large number of factors may adversely affect the value of office properties, including the quality of an office building’s tenants; an economic decline in the business operated by the tenants; the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, location, access to transportation and ability to offer certain amenities, such as sophisticated building systems and/or business wiring requirements); the physical attributes of the building with respect to the technological needs of the tenants, including the adaptability of the building to changes in the technological needs of the tenants; the diversity of an office building’s tenants (or reliance on a single or dominant tenant); the desirability of the area as a business location; the strength and nature of the local economy, including labor costs and quality, tax environment and quality of life for employees; and an adverse change in population, patterns of telecommuting or sharing of office space, and employment growth (which creates demand for office space).

Multifamily Properties. An Underlying Fund may invest in garden-style, mid-rise and high-rise properties. A large number of factors may adversely affect the value and successful operation of such properties, including: physical attributes of the property such as its age, condition, design, appearance, access to transportation and construction quality; location of the property (for example, a change in the neighborhood over time); ability of management to provide adequate maintenance and insurance; the types of services or amenities that the property provides; the property’s reputation; the level of mortgage interest rates, which may encourage tenants to purchase rather than lease housing; presence of competing properties; the tenant mix, such as the tenant population being predominantly students or being heavily dependent on workers from a particular business or personnel from a local industrial unit; adverse local or national economic conditions, which may limit the amount of rent that may be charged and may result in a reduction of timely rent payments or a reduction in occupancy levels; state and local regulations, which may affect the building owner’s ability to increase rent to the level of market rents for an equivalent apartment; and government assistance/rent subsidy programs.

In addition, certain local and international jurisdictions regulate the relationship of an owner and its tenants. Generally, these laws require a written lease, good cause for eviction, disclosure of fees, and notification to residents of changed land use, while prohibiting unreasonable rules, retaliatory evictions, and restrictions on a resident’s choice of unit vendors.

In addition to U.S. federal, state and/or local regulation of the landlord-tenant relationship, numerous counties and/or municipalities impose rent control on apartment buildings. These ordinances may limit rent increases to fixed percentages, to percentages of increases in the consumer price index, to increases set or approved by a governmental agency, or to increases determined through mediation or binding arbitration.

Retail Properties. An Underlying Fund may invest in retail properties. Several factors may adversely affect the value and successful operation of a retail property, including, but not limited to: (i) changes in consumer spending patterns, local competitive conditions (such as the supply of retail space or the existence or construction of new competitive shopping centers or shopping malls); (ii) alternative forms of retailing (such as internet web sites, direct mail and video shopping networks, which reduce the need for retail space by retail companies); (iii) the safety, convenience and attractiveness of the property to tenants and their customers or clients; (iv) the public perception of the safety of customers at shopping malls and shopping centers; (v) the need to make major repairs or improvements to satisfy the needs of major tenants; and (vi) traffic patterns and access to major thoroughfares.

The general strength of retail sales also directly affects retail properties. If retail sales by tenants in an Underlying Fund’s properties were to decline, the rents that are based on a percentage of revenues may also decline, and tenants may be unable to pay the fixed portion of their rents or other occupancy costs. The cessation of business by a significant tenant can adversely affect a retail property, not only because of rent and other factors specific to such tenant, but also because significant tenants at a retail property play an important part in generating customer traffic and making a retail property a desirable location for other tenants at such property.

Student Housing. Student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing an Underlying Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of an Underlying Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Underlying Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Assisted-Living and Seniors’ Housing. The success of assisted-living and seniors’ housing depends in large part on the success in attracting senior citizens with the ability to pay for the services they receive. While a portion of the fees payable by residents of retirement facilities may be reimbursed by government and private payors, many such facilities are substantially dependent on the ability of the residents and their families to pay directly. In addition, some payors may limit the number of days for which payment will be made in some settings, such as skilled nursing facilities, and most payors limit the types of services for which payment will be made and/or the amount paid for each particular service.

Health care in general is an area subject to extensive regulation and frequent regulatory change. Some jurisdictions promote regionally-managed and regulated health care systems. These changes favor larger operators that have the resources to provide more cost-effective management services and well-developed staff training programs on a regional basis. There can be no assurance that future regulatory changes in health care, particularly those changes affecting the seniors’ housing industry, will not materially adversely affect the Underlying Funds. It may be difficult to obtain certain required regulatory approvals or sustain current funding levels.

Delays in obtaining regulatory approvals could hinder the services and operations of an Underlying Fund’s seniors’ housing, which could materially adversely affect the Underlying Fund’s anticipated revenues, results of operations and cash flows.

Retirement communities in certain provinces are subject to audits and/or inspections by government authorities to ensure compliance with applicable laws and licensing requirements.

Government agencies have steadily increased their enforcement activity over the past several years. Further, laws and regulation periodically change over time and regulatory bodies may impose more stringent requirements on the underlying portfolio investments of the Underlying Funds. As a result, the Underlying Funds and their managers must continually allocate increased resources to ensure compliance with applicable regulations. However, there is no assurance that the Underlying Funds and their managers will be able to increase their resource allocation sufficiently to match all costs of compliance or increased costs of compliance.

Where the Underlying Funds have originated and/or acquired loans secured by retirement community properties, the applicable provincial licensing and regulatory requirements may limit the ability of the Underlying Funds to foreclose on such properties. The Underlying Fund may be subject to certain restrictions when considering foreclosing on any such collateral. As a result, the manager of the Underlying Fund may restrict or limit the exercise of rights for the Underlying Fund in connection with such loans.

Risks Associated with Commercial Mortgage Loans. An Underlying Fund may invest in commercial mortgage loans. The value of an Underlying Fund’s commercial mortgage loans will be influenced by the rate of delinquencies and defaults experienced on the commercial mortgage loans and by the severity of loss incurred as result of such defaults. The factors influencing delinquencies, defaults and loss severity include (i) economic and real estate market conditions by industry sectors (e.g., multifamily, retail, office, etc.); (ii) the terms and structure of the mortgage loans; and (iii) any specific limits to legal and financial recourse upon a default under the terms of the mortgage loan.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and laws) rather than upon the existence of independent income or assets of the borrower. Many commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation.

The exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Risks Associated with Residential Mortgage Loans. An Underlying Fund may invest in residential mortgage loans, including subprime mortgages which have been subject to investor consternation in recent years. Residential mortgage loans are typically secured by single-family residential property and are subject to risks of delinquency and foreclosure and risks of loss. The ability of a borrower to repay a loan secured by a residential property is dependent upon the income or assets of the borrower. A number of factors, including, without limitation, a general economic downturn, natural disasters, environmental disasters, acts of terrorism, social unrest and civil disturbances, may impair borrowers’ abilities to repay their loans. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in- possession to the extent the lien is unenforceable under state law. Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on an Underlying Fund’s anticipated return on a foreclosed mortgage loan.

In addition, certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

Construction, Redevelopment and Renovation Risks. The existence of construction or renovation at properties underlying an investment made by an Underlying Fund may make space unavailable to rent or may make the properties less attractive to tenants or their customers, and accordingly could have a negative effect on net operating income. To the extent applicable, there can be no assurance that any escrow or reserve collected will be sufficient to complete any current renovation or be otherwise sufficient to satisfy any tenant improvement expenses at a property. Failure to complete planned improvements may have a material adverse effect on the cash flow at the property and the related borrower’s ability to meet its payment obligations under its loan documents. In addition, in the event the related borrower fails to pay the costs for work completed or material delivered in connection with such ongoing redevelopment or renovation, the portion of the property on which there are renovations may be subject to mechanic’s or materialmen’s liens that may be senior to an Underlying Fund’s lien. Additionally, there can be no assurance that any current or planned redevelopment, renovation or expansion will be completed, that such redevelopment, renovation or expansion will be completed in the time frame contemplated, or that, when and if redevelopment, renovation or expansion is completed, such redevelopment, renovation or expansion will improve the operations at, or increase the value of, the subject property. Failure of any of the foregoing to occur could affect the ability of the related borrower to repay amounts due under its loan.

Risk of Decline in Value of Real Estate Collateral. The value of the real estate which underlies mortgage loans is subject to market conditions. Changes in the real estate market may adversely affect the value of the collateral and thereby lower the value to be derived from a liquidation. In addition, adverse changes in the real estate market increase the probability of default, as the incentive of the borrower to retain the property declines. Furthermore, many of the properties and/or the borrowers which will secure loans underwritten or invested in by an Underlying Fund may be suffering varying degrees of financial distress or may be located in economically distressed areas. Loans purchased or underwritten by the Underlying Fund may become non-performing for a wide variety of reasons, including, without limitation, because the mortgaged property is too highly leveraged (and, therefore, the borrower is unable to meet its debt service payments), has not been fully completed or is in need of rehabilitation. Such non-performing loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate, capitalization of interest payments, or a substantial write-down of the principal of the loan. Furthermore, the Underlying Fund may decide in certain circumstances to reduce collateral.

Litigation at the Property Level. The acquisition, ownership, and disposition of real properties carry certain specific litigation risks, which could result in losses to an Underlying Fund. Litigation may be commenced with respect to a property acquired by the Underlying Fund or its subsidiaries in relation to activities that took place prior to the Underlying Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosures made, if such buyer is passed over in favor of another as part of the Underlying Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Underlying Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence. Underlying Funds may also be exposed to litigation resulting from the activities of tenants or their customers, particularly, when the borrower is distressed and the Underlying Fund seeks to exercise remedies. In an Underlying Fund’s investment portfolio there may also be occasional claims in the regular course of business, such as slips and falls.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate.

Infrastructure Sector Risk

Some Underlying Funds in which the Fund invests may be focused on the infrastructure sector. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Underlying Fund’s performance.

Portfolio Company Risk

The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions. To the extent a portfolio company in which the Fund has invested receives additional funding in subsequent financings and the Fund does not participate in such additional financing rounds, the interests of the Fund in such portfolio company would be diluted. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. Many of the portfolio companies may be highly leveraged, which may impair their ability to finance their future operations and capital needs and may result in restrictive financial and operating covenants. As a result, such companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. In addition, in the event that such companies do not perform as anticipated or incur unanticipated liabilities, high leverage will magnify the adverse effect on the value of the companies’ equity and could result in substantial diminution in, or the total loss of, equity investments in such companies. Portfolio companies may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of public companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Repurchase Risks

The Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Risks of Investing in CLOs and Asset-Backed Securities

Indirect Investments in Senior Secured Loans. The Fund may obtain exposure to underlying senior secured loans through its investments in CLOs, directly or through Underlying Funds, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.

In addition, the portfolios of certain CLOs in which the Fund or an Underlying Fund invests may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which the Fund may invest. As a consequence of the foregoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, the Fund’s CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Risk of Investing in CLO Securities and Other Credit Investments. The Fund’s investments may consist of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches, and scheduled payments to junior tranches have a priority in right of payment to equity tranches.

CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations (“CBOs”) and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities and trust preferred securities. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund’s investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition,

CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Risk of Investing in Primary CLO Market. Between the pricing date and the effective date of a CLO, the CLO manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the CLO manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Risk of Failure to Maintain a Broad Range of Underlying Obligors Across the CLOs. The Fund may be subject to focused investment risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent the Fund invests in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on the CLO investments occurring together.

Risk of Underlying CLO’s Failure to Satisfy Certain Tests. The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s investment performance.

Risk of Additional Expenses Through the Fund’s Investments in CLOs and Other Investment Vehicles. The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, and, to the extent the Fund so invests, will bear its ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees.

CLO Manager Risk. The Fund relies on CLO managers to administer and review the portfolios of collateral they manage. The actions of the CLO managers may significantly affect the return on the Fund’s investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the managers of the CLOs in which it invests. The ability of each CLO manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund’s investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund will also rely on CLO managers to act in the best interests of a CLO it manages; however, such CLO managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests; therefore, there can be no assurance that the CLO managers will always act in the best interest of the class or classes of notes in which the Fund invested. If any CLO manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of the Fund’s investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO manager, the Fund may not be incentivized to pursue actions against the CLO manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manager to third parties may be borne by the Fund to the extent the CLO is required to indemnify its CLO manager for such liabilities.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As an investor in these CLOs, the Fund is not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

CLO Manager Key Personnel Risk. Given that the Fund invests in CLO securities issued by CLOs which may be managed by unaffiliated CLO managers, the Fund is dependent on the skill and expertise of such managers. The Adviser’s ability to analyze and diligence potential CLO managers differentiates its approach to investing in CLO securities. However, the Fund cannot assure you that, for any CLO it invests in, the CLO manager in place when it invests in such CLO securities will continue to manage such CLO through the life of its investment. CLO managers are subject to removal or replacement by other holders of CLO securities without its consent, and may also voluntarily resign as CLO manager or assign their role as CLO manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which the Fund invests.

Risk of Underlying CLO’s Tax Status. Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines, or if the IRS otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Risk of Underlying CLO’s Failure to Comply with Certain U.S. Tax Disclosure Requirements. The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, which could adversely affect the Fund’s investment performance.

Risk of Increased Competition in the Market or a Decrease in New CLO Issuances. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that it will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to it.

ABS and MBS Generally. The investment characteristics of asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.

Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.

Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.

Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.

ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and U.S. Federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.

The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

RMBS. Holders of residential mortgage-backed securities (“RMBS”) bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain U.S. Federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.

Derivatives Risk

Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, and currency futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to Shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Valuation Risk

The Fund or the Underlying Funds in which it invests may invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its investments may trade on public or private secondary marketplaces, a market value for its Private Markets investments will typically not be readily determinable. Under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Adviser will value such securities at fair value as determined by the Adviser in good faith in accordance with the Adviser’s valuation procedures (“Valuation Procedures”). While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the valuation designee to make fair value determinations for the Fund’s holdings. The Adviser may utilize the services of one or more independent, third-party parties to provide evaluations or other valuation inputs for each of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations. The Adviser may also seek to fair value securities with valuations from at least one independent broker or dealer. Because fair valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed. Secondary Fund Investments acquired by the Fund at a discount to fair value may result in unrealized gains when the Fund next calculates its daily NAV since any such discounted Secondary Fund Investment will be marked to its net asset value (which may be a price that is higher than its acquisition cost).

Valuation of the Fund’s Interests in Other Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the managers of Underlying Funds. Some managers of Underlying Funds provide such valuations on a monthly or quarterly basis. For these Underlying Funds, although such valuations are provided on a monthly or quarterly basis, the Fund provides valuations, and issues Shares, on a daily basis. Because of these less frequent NAV calculations by Underlying Funds that are private investment funds, with a further delay in the reporting of such NAV to the limited partners, including the Fund, there will be differences between the actual value of the private investment funds and the estimated fair values assigned to them by the Adviser. Some of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Underlying Funds’ managers. In this regard, such managers may face a conflict of interest in valuing the securities, as their value may affect their compensation or ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any such manager, the accuracy of the valuations provided by such manager, that they will comply with their own internal policies or procedures for keeping records or making valuations, or that their policies and procedures and systems will not change without notice to the Fund. As a result, an Underlying Fund’s manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. An Underlying Fund’s manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Illiquidity of Investments Risk

An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Fund’s investments in Private Markets and Underlying Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in-kind. Shareholders may not be able to dispose of assets distributed in-kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Underlying Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Underlying Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Markets Underlying Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Non-Diversification Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for purposes of the Code. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Lack of Operating History of Certain Underlying Funds

Certain Underlying Funds in which the Fund invests may be newly formed entities that have no operating histories. Therefore, the Adviser will not be able to evaluate the past performance of such investment.

Limitations of Prior Performance

Whenever possible, the Adviser will evaluate the past investment performance of Underlying Fund managers and their personnel. However, this past investment performance may not be indicative of the future results of an investment in the Underlying Fund managed by such manager. Furthermore, Underlying Fund managers’ trading methods are dynamic and change over time, and thus a manager will not always use the same trading method in the future that was used to compile past performance histories.

Special Risks of Multi-Tiered Investments

Certain Underlying Funds in which the Fund invests generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund will not have the benefit of various protections afforded by the 1940 Act with respect to its investments in such Underlying Funds. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies’ assets. Underlying Funds that are not subject to the 1940 Act are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship, including as a result of misconduct by an Underlying Fund manager. When the Adviser invests the Fund’s assets with an Underlying Fund, the Fund does not have custody of the assets or control over their investment. Therefore, there is a risk that the Underlying Fund manager could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct. The Underlying Fund managers with whom the Adviser invests the Fund’s assets may be private and have not registered their investment funds or investment advisory operations under federal or state securities laws. This lack of registration, with the attendant lack of regulatory oversight, may enhance the risk of misconduct by the Underlying managers.

Although the Adviser expects to receive information from each Underlying Fund manager regarding its investment performance and investment strategy on a regular basis, the Adviser may have limited access to the specific underlying holdings of the Underlying Fund and little ability to independently verify the information that is provided by the Underlying Fund manager. An Underlying Fund manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. At any given time, the Adviser may not know the composition of an Underlying Fund’s portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets, industries, sectors or collateral types. In addition, the Adviser may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

By investing in Underlying Funds indirectly through the Fund, Shareholders bear fees at both the Fund level and the Underlying Fund level. Performance-based fees at the Underlying Fund level may create an incentive for an Underlying Fund manager to make investments that are riskier or more speculative than if the Underlying Fund manager had no such interest, because the Underlying Fund manager will not bear an analogous portion of depreciation in the value of the relevant Underlying Fund’s portfolio if the value of the Underlying Fund declines.

Shareholders also bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and, indirectly, similar expenses of Underlying Funds. A Shareholder who meets the conditions imposed by the Underlying Funds, including investment minimums that may be considerably higher than the minimum imposed by the Fund, could invest directly with an Underlying Fund and avoid paying Fund expenses.

Investment decisions of Underlying Fund managers are made independently of each other. As a result, at any particular time, one Underlying Fund manager may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund manager for another Underlying Fund. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Since the Fund may be able to make investments in or effect withdrawals from Underlying Fund only at certain times, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market or other more liquid securities than it otherwise might wish to invest, the Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so, and the Fund may have to borrow money to enable the Fund to tender for Shares. This may adversely affect the Fund’s investment return.

Underlying Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Fund may seek to dispose of these securities in an appropriate manner.

The Fund may agree to indemnify certain of the Underlying Funds and Underlying Fund managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

The Underlying Funds may, at any time and without notice to the Fund, change their investment objectives, policies or strategies. This may adversely affect the Fund’s allocation among investment strategies and may adversely affect the Fund’s overall risk. Further, the Fund may not be able to withdraw its investment in such Underlying Funds prior to such change(s) taking effect.

Short-Term and Defensive Investments

The Fund will invest its cash reserves in high-quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

Market Crisis and Governmental Intervention

The global financial markets continue to be subject to pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis with little or no notice, with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, the Adviser, Underlying Funds and their managers. For example, the regulatory and tax environment for derivative instruments is changing rapidly, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments and the ability of the Fund and Underlying Funds to pursue their trading strategies. Similarly, the regulatory environment for leveraged investors and for alternative funds generally is changing rapidly, and changes in the direct or indirect regulation of leveraged investors or alternative funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund and Underlying Funds to pursue their investment objectives or strategies. Due to events in the markets over the past several years, and recent legislation, additional regulatory change may occur in the future.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Fund, the Adviser, Underlying Funds and their managers. Legislation or regulation, which could be substantial and is unpredictable, could pose additional risks and result in material adverse consequences to the Fund and Underlying Funds and/or limit potential investment strategies that would have otherwise been used by the Fund and Underlying Funds in order to seek to obtain higher returns. There is a high likelihood of significantly increased regulation of the global financial markets, and that such increased regulation could be materially detrimental to the performance of the Fund and Underlying Funds.

Legal and Regulatory Changes

Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s investments and the value of the Fund’s NAV.

In addition, the staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in Private Market Asset securities could adversely impact the Fund’s ability to implement its investment strategy, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders or the Fund’s financial condition. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Leverage

The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund may borrow money through a credit facility or other arrangements, if any, to fund investments in Underlying Funds and Private Markets, subject to the limitations of the 1940 Act. The Fund may also borrow money through a credit facility or other arrangements, if any, to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Underlying Funds or Private Markets in advance of the Fund’s receipt of proceeds from the realization of other Underlying Funds or additional sales of Shares).

To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Fund’s investments will be magnified. In addition, the Underlying Funds and their portfolio companies are expected to employ or involve significant leverage and/or credit risk. Such portfolio companies may include companies whose capital structures have significant leverage, such as would be the case following a leveraged buyout or management buying transaction. The leveraged capital structure of such portfolio investments would increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the portfolio company or its industry. A highly leveraged company is generally more sensitive to downturns in its business and to changes in prevailing economic conditions than is a company with a lower level of debt. A company that is already highly leveraged may be less able to raise additional capital or financing to meet unanticipated contingencies. Other investments in which the Fund may participate directly or indirectly, such as distressed securities and other special situations, may also involve exposure to interest-rate or credit risk.

The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit, if any; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Underlying Funds or Private Markets at inopportune times, which may further depress the returns of the Fund.

The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the Fund’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to this 300% Asset Coverage Requirement.

Regulatory Changes Impacting Private Equity Funds

Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Underlying Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Underlying Funds; the GPs; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect an Underlying

Fund’s ability to implement its investment strategies could have a material adverse impact on the Underlying Fund’s performance, and thus on the Fund’s performance.

Current Market Conditions Risk

A particular investment, or shares of the Fund in general, may fall in value due to current market conditions. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, may adversely impact the U.S. regulatory landscape, markets and investor behavior, which could negatively impact the Fund’s investments and operations. In particular, the imposition of tariffs on foreign countries has led to retaliatory tariffs by certain foreign countries and could lead to retaliatory tariffs imposed by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may decline. Additional examples of events that have led to fluctuations in markets include pandemic risks related to COVID‑19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, and problems in the banking sector. Additionally, advancements in technologies such as artificial intelligence may adversely impact markets, disrupt existing industries and sectors, and dislocate opportunities in the labor force, which could negatively affect the overall performance of the Fund.

Affiliated Transactions Risk

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without relying on an available exemption or the prior approval of the SEC. For purposes of the 1940 Act, the following persons are considered an affiliate of the Fund and the Fund is generally prohibited from buying any securities from or selling any securities to such affiliate: (i) any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities; (ii) any person that owns, directly or indirectly, 5% or more of the outstanding voting securities of SIMC (or its controlling entities); or (iii) any person in which SIMC or a person controlling or under common control with SIMC owns, directly or indirectly, 5% or more of such person’s voting securities. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, holds more than 5% of the voting securities of the Fund or SIMC (or either of their respective controlling entities), or is under common control with the Fund or SIMC, the Fund is prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into “joint” transactions with such person or certain of that person’s affiliates, absent an available exemption or the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates.

In addition, the Fund is not permitted to co-invest with certain entities affiliated with SIMC in transactions originated by SIMC or its affiliates unless it has obtained an exemptive order from the SEC or co-invests alongside SIMC or its affiliates in accordance with existing regulatory guidance and the allocation policies of SIMC and its affiliates, as applicable.

The 1940 Act prohibits certain “joint” transactions with certain of the Fund’s affiliates, such as co-investments, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, acquires more than 5% of the voting securities of the Fund or SIMC (or either of their respective controlling entities), the Fund will be prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into joint transactions with such persons, absent the availability of an exemption or prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates. The SEC has interpreted the 1940 Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

The Fund may co-invest in private investments sourced by third-party managers unaffiliated with either the Fund or the Adviser, such as private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the private company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often, the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors.

Artificial Intelligence Risk

The rapid development of increasingly widespread use of certain artificial intelligence (“AI”) technologies may adversely impact the overall performance of the Fund’s investments, or alter the services provided to the Fund by its service providers. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Risks of Cyber-Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, Underlying Funds and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund, Underlying Funds and their service providers use to service their operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund, Underlying Funds and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Underlying Funds and their service providers, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund, Underlying Funds and their service providers, or the issuers of the securities in which the Fund or an Underlying Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions.

Allocation of Investment Opportunities; 1940 Act Restrictions on Investing

The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund. These factors may make it more difficult for the Fund to achieve its investment objective.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other investment funds managed by the Adviser or its affiliates. The 1940 Act prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain “joint” transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain

“joint” transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

Conflicts of Interest

Strategic Relationship

SIMC and Carlyle have formed a Strategic Relationship that leverages the strengths of both firms and addresses the availability of Carlyle Funds to SIMC for potential investment by the Fund. Pursuant to this Strategic Relationship, Carlyle may provide marketing support to the Adviser without additional compensation, specifically with respect to the Fund’s investments in Carlyle Funds.

SIMC and Carlyle have agreed to certain terms that can, in some cases, present actual or potential conflicts of interest with respect to the Fund and its Shareholders. As described above, under normal market conditions, at least 60% of the Fund’s net assets will be invested in Carlyle Funds that pursue Private Markets strategies, with the Fund’s remaining Private Markets exposure primarily obtained through investments in SEI Funds or direct investments selected by the Adviser, including potential co-investments.

The Adviser expects to select Underlying Funds for Private Markets exposure from among available Carlyle and SEI Funds without considering funds with other managers. To the extent SIMC and Carlyle alter or terminate their Strategic Relationship, the Fund’s ability to pursue its investment strategies, in whole or in part, could be impaired. The Fund and Shareholders could experience investment losses as a result. Other benefits that the Adviser and the Fund recognize as a result of the Strategic Relationship could also be altered, reduced or eliminated in the event of such changes to the Strategic Relationship. In addition, Carlyle has agreed to pay a fee to SEI, which SEI uses to offset Fund expenses, which could provide the portfolio managers with an incentive to consider Carlyle Funds when choosing investments for the Fund.

Carlyle provides investment advisory services to Underlying Funds in addition to those in which the Fund may invest. Accordingly, Carlyle may have financial interests that diverge from those of the Underlying Funds in which the Fund invests and conflicts of interest may arise in terms of its allocation of investment opportunities as well as its professional time between such Underlying Funds and other clients and personal accounts.

Carlyle is engaged in a broad spectrum of activities including sponsoring and managing Underlying Funds and other activities. Those activities may present conflicts if other Underlying Funds either compete for the same investment opportunity or pursue investment mandates counter to each other.

Investments in Affiliated Funds

The Fund may invest in securities of SEI Funds, which are advised by the Adviser. Potential conflicts of interest situations could occur where the Adviser is subject to competing interests that have the potential to influence its investment decisions for the Fund and which decisions could adversely impact the Fund. For example, the Adviser may be subject to potential conflicts of interest in investing in affiliated investment companies because the Adviser and its affiliates receive management, transfer agent and/or other fees from affiliated investment companies (such as money market funds advised by the Adviser or its affiliate) and not from other investment companies or private funds. In addition, the portfolio managers may have an incentive to select certain affiliated investment companies due to compensation considerations or to support new investment strategies or the cash flow needs of certain affiliated investment companies. For example, the Adviser may be influenced by its view of the best interests of certain affiliated SEI Funds, such as a view that an affiliated fund may benefit from additional assets or could be harmed by redemptions. The Adviser and the portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interests when selecting investments. Under the oversight of the Board and pursuant to applicable policies and procedures, the Adviser will carefully analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Business Relationship with Carlyle

The Adviser or its affiliates provide significant fund administration and related services to Carlyle separate and apart from the Strategic Relationship. Because of this business relationship, the Adviser or its affiliates may have potential conflicts of interest to favor investments in Carlyle Funds or to direct or allocate a high degree of resources and attention to Carlyle to secure additional business. Because of this business relationship, the Adviser may be influenced by its view of the best interests of the Fund in selecting investments in Underlying Funds and may face a potential conflict of interest to select investments in Carlyle Funds relative to other potential investments, which may be better suited for the Fund. The Adviser and the portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interests when selecting investments. Under the oversight of the Board and pursuant to applicable policies and procedures, the Adviser will carefully analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Other Activities of the Adviser

There may be numerous potential conflicts of interest between the Adviser or its affiliates (referred to collectively in this section as the “Management Parties”) on the one hand, and the Fund on the other hand, and between the Fund and other investment pools and clients managed by the Management Parties, including but not limited to their own accounts and the accounts of family members (“Other Accounts”). Certain investment opportunities may be appropriate for the Fund and the Management Parties and for such Other Accounts. The Management Parties are not obligated to share any investment opportunity with the Fund, although it and those Other Accounts may invest in the opportunity subject to applicable law. There may be circumstances under which the Management Parties will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets they commit to such investment. Under some circumstances, if the Management Parties or Other Accounts have significant investments in an investment opportunity, regulation may restrict the Fund’s ability to participate in the investment opportunity. There also may be circumstances under which the Management Parties purchase or sell an investment for their Other Accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for one or more Other Accounts. The Management Parties may have interests in Other Accounts they manage which differ from their interests in the Fund and may manage such Other Accounts on terms that are more favorable to them than the terms on which they manage the Fund. In addition, the Management Parties may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are more favorable to the Management Parties than the fees charged to the Investors, thereby creating a financial incentive to favor such Other Accounts.

Subject to applicable regulatory limitations, the Fund may sell any of its investments to the Management Parties or a client of the Management Parties, and the Fund may purchase an investment made by the Management Parties or any such client. In addition, to the extent permitted by applicable law, the Management Parties, in their sole discretion, may from time to time take an active management role in one or more companies in which the Fund invests, directly or indirectly through the Underlying Funds, which may give rise to additional conflicts of interest. The Fund may invest in companies or other entities in which the Management Parties (including other clients of the Management Parties) have an investment, and the Management Parties and other clients of the Management Parties may invest in companies or other entities in which the Fund has made an investment, to the extent permitted by applicable law.

In certain instances the conflicts described in this section (or the resolution thereof) may have an adverse impact on the Fund and its ability to achieve its investment objective. Investors will have no right to be informed of such conflicts as they arise or to participate in the resolution of such conflicts.

Limits of Risk Disclosures

The above discussion is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund’s Statement of Additional Information and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Fund’s Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class, no par value per share. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended, and therefore generally will not be personally liable for the Fund’s debts or obligations.

The following table sets forth information about the Fund’s outstanding Shares as of October 15, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account		Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class I Common shares of beneficial interest, no par value per share	Unlimited		None		10,000

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be determined by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until the earlier of the election of his or her successor, or his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]

DISTRIBUTIONS

The Fund intends to qualify each year as a RIC under the Code. As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes. Each shareholder of the Fund is entitled to its share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever it sells securities. Net realized capital gains are distributed to shareholders as “capital gain distributions.” Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to shareholders as ordinary income. Any long-term capital gains distributions a shareholder receives from the Fund are taxable as long-term capital gain.

Net investment income, if any, are typically distributed to shareholders monthly, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder’s investment in Shares.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Plan. Pursuant to the dividend reinvestment plan established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 10 days prior to a distribution, the request will be effective only with respect to distributions after the 10-day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to (a) reinvest both dividends and capital gain distributions; (b) receive dividends in cash and reinvest capital gain distributions; or (c) receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund’s net assets on which the Management Fee is payable to the Adviser.

Security Liquidation Rights [Text Block]

DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Rights Subject to Other than Majority Vote [Text Block]

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account		Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class I Common shares of beneficial interest, no par value per share	Unlimited		None		10,000

Outstanding Security, Title [Text Block]			Class I Common shares of beneficial interest, no par value per share
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			10,000
Limited Right To Vote And No Right To Participate In Management Of Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Right to Vote and No Right to Participate in Management of the Fund

Investors will have no right or power to take part in the management or control of the Fund and will have extremely limited rights to vote on matters in respect of the Fund. Investors will not receive the detailed financial information that is available to the Adviser with respect to the Fund’s investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund’s management to the Board and the Adviser.

Reliance On Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management

The Fund invests substantially all of its assets directly, or indirectly through Underlying Funds, in a broad universe of Private Markets. Investment decisions will be made for the Fund by the Adviser under the supervision of the Board. The success of the Fund will depend on the ability of the Adviser to identify suitable investments. There can be no assurance that the current personnel of the Adviser will continue to be associated with the Adviser for any length of time. The loss of the services of one or more employees of the Adviser could have an adverse impact on the Fund’s ability to realize its investment objective.

Changes To Investment Objective Policies And Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to Investment Objective, Policies, and Restrictions

The investment objective of the Fund is non-fundamental and may be changed by the Board, without shareholder approval. Except as otherwise stated in this Prospectus or in the Fund’s Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund because of the Fund’s limited liquidity.

Repurchase Program Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Program Risks

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes periodic offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. In connection with any given quarterly repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Shareholders who anticipate proration might over-tender their Shares, increasing the likelihood of proration and the risk that other Shareholders will have fewer shares repurchased than desired. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk

Because the Fund was newly formed, its operating expenses may be higher than more established, larger funds. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder. In addition, there might be greater risk that its principal investment strategies will not work as intended.

Strategic Relationship Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategic Relationship Risk

The Adviser and Carlyle have formed a Strategic Relationship that leverages the strengths of both firms and addresses the availability of Carlyle Funds to SIMC for potential investment by the Fund. To the extent the two firms alter or terminate the Strategic Relationship, the Fund may not be able to pursue its investment strategies in whole or in part, and the Fund and Shareholders could experience investment losses as a result. For example, the Fund’s ability to invest in certain Carlyle Funds could be altered. In addition, this could inhibit the Fund from being able to comply with its policy to invest, under normal market conditions, at least 60% of its net assets in Carlyle Funds that pursue Private Markets strategies. Other potential consequences include the possibility of increased transaction costs on the sale of securities and reinvestments in other securities, as well as the possibility of realizing taxable capital gains, including short-term capital gains. For example, redemptions or sales of shares in an Underlying Fund that qualifies as a RIC under Subchapter M of the Code could cause distributable gains to Shareholders, and a portion of any such gains may be short-term capital gains that would be distributable as ordinary income to Shareholders. In addition, sales of interests in an Underlying Fund that is treated as a partnership for federal income tax purposes may result in taxable capital gains and, in certain circumstances, ordinary income to the Fund, which may increase taxable distributions to Shareholders. It is also possible that changes in the Fund’s investment program resulting from alteration or termination of the Strategic Relationship could threaten the Fund’s ability to qualify as a RIC under Subchapter M of the Code. Failure to qualify as a RIC would subject the Fund to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gains, even if such income were distributed, and all distributions out of earnings and profits would be taxed as ordinary dividend income. See “Tax Matters.” SIMC could also lose access to information about the Carlyle Funds, which could compromise its general assessment of such Carlyle Funds, including ongoing due diligence and valuation. SIMC might also lose access to increased investment opportunities in Carlyle Funds.

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk

Because the Fund invests a significant portion of its assets in Underlying Funds, Shareholders will be exposed to the risks associated with the Underlying Funds’ principal investment strategies and investments. The ability of the Fund to achieve its investment objective will depend, in part, upon the ability of the Underlying Funds to achieve their respective investment objectives.

The Fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAV of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.

The Fund calculates its NAV daily. In contrast, Underlying Funds determine their NAV daily, monthly or quarterly, depending on the type of fund, and may report their NAV with a delay. Underlying Funds that are private investment funds (“Private Underlying Funds”) determine their NAV monthly or quarterly and report their NAV to investors with a delay of 20—60 days. Most of the Private Underlying Funds in which the Fund currently invests calculate their NAV monthly and report the NAV with a delay of 20 days. As a result, the Adviser fair values the Fund’s holdings in Private Underlying Funds daily, based on multiple inputs, including the most recently reported NAV of the Private Underlying Fund and other valuation inputs provided by an independent third party.

Because of the differences in the frequencies with which the Fund calculates its NAV and the Private Underlying Funds calculate and report their NAV, there will be differences between the estimated fair values of the Private Underlying Funds determined by the Adviser and their actual values. In addition, because the most recently reported NAV of each Private Underlying Fund is an input in the Adviser’s daily fair valuation determination for that Private Underlying Fund, the Fund expects that valuation, and potentially the Fund’s NAV, to change (up or down) monthly or quarterly, when the monthly or quarterly NAV is first reported.

Additionally, the reported valuations of Underlying Funds may be subject to subsequent adjustments or revisions. For example, fiscal year-end NAV calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time.

Because such adjustments or revisions constitute information available only at the time of the adjustment or revision, the adjustment or revision will not affect the amount of repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments or revisions. In other words, if the Fund’s NAV is adjusted after Shareholders have been paid their repurchase proceeds, in most cases the adjustment will not result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such adjustments or revisions adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such adjustments or revisions may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.

Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such adjustments or revisions adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such adjustments or revisions may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount.

The expenses associated with investing in a fund that invests a significant portion of its assets in other funds are generally higher than those for funds that do not invest in other funds. An investor in the Fund that meets the eligibility conditions imposed by one or more Underlying Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in the Underlying Funds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by Underlying Funds—in some cases, including asset-based fees, carried interest or incentive allocations (which are a share of an Underlying Fund’s returns that are paid to the Underlying Fund’s manager)—in addition to the Fund’s direct fees and expenses—that may be higher than those of other types of securities, including a direct investment in the Underlying Fund, which may adversely affect the Underlying Fund’s performance. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to Underlying Funds, such as a potential conflict in selecting affiliated SEI Funds over unaffiliated Carlyle Funds.

Investing in Securities Of Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Securities of Other Investment Companies.

Securities of other investment companies, including shares of closed-end investment companies, business development companies (“BDCs”), unit investment trusts, open-end investment companies (i.e., mutual funds), ETFs and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies and BDCs, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1‑1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a‑7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by the Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a‑7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions. In addition, pursuant to Rule 12d1‑4 and the conditions set forth therein, the Fund may invest in SEI Funds that are registered investment companies, with which the Fund is related for purposes of investment and investor services, in excess of the limits of Section 12(d)(1)(A).

The Fund may invest in unaffiliated Underlying Funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer’s total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated Underlying Fund held by the Fund in excess of 1% of the unaffiliated Underlying Fund’s outstanding shares could in certain circumstances be considered illiquid. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser’s knowledge of an unaffiliated Underlying Fund’s section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated Underlying Fund’s investment adviser; (ii) the Fund’s past specific redemption experiences with the unaffiliated Underlying Fund; (iii) the Adviser’s evaluation of general market conditions that may affect securities held by the unaffiliated Underlying Fund; (iv) the Fund’s ability to accept a redemption in-kind of portfolio securities from the unaffiliated Underlying Fund; (v) significant developments involving the unaffiliated Underlying Fund; and (vi) any other information the Adviser deems relevant.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Fund Shareholders will indirectly bear the Fund’s proportionate share of any management and other operating expenses, and of any performance-based or incentive fees, charged by the BDCs in which the Fund invests, in addition to the fees and expenses that Fund Shareholders directly bear in connection with the Fund’s own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value. Some BDCs are not listed on an exchange and there may be limited, if any secondary market for such BDCs.

Money Market Instruments. The Fund may invest (and during periods of adverse market or economic conditions for defensive purposes, it may invest some or all of its assets) in high-quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. The Fund also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high-quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds Risk

Private funds are not subject to the 1940 Act, nor are they publicly traded. As a result, the Fund’s investments in Underlying Funds structured as private funds will not be subject to the protections afforded to shareholders under the 1940 Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the advisers, sub-advisers and managers of private funds, and leverage limitations.

Further, private funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, private funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of private funds, and is dependent on information provided by the managers of those funds. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of private funds in which the Fund can invest.

Investment in private funds carries the risk of loss due to a private fund’s intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more private funds, including changes in control and mergers. The effect of such changes on a private fund cannot be predicted but could be material and adverse. Given the limited liquidity of private funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of private funds.

Investments in private funds expose the Fund to complex fee structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be incurred even if the Fund’s overall investment in a private fund declines in value, which could reduce the Fund’s returns to shareholders below what it would otherwise be if the Fund had invested through a different structure.

By investing in private funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses—at the Fund level and the private fund level—in addition to indirectly bearing any performance fees charged by a private fund. Performance fees may create an incentive for a private fund’s management to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a private fund.

Additionally, any event which affects adversely the value of an investment by the Fund or a private fund in which the Fund invests would be magnified to the extent that the Fund or such private fund is leveraged. To the extent that the Fund employs investment leverage, the Fund investing in private funds that also utilize leverage would compound the adverse effects of leverage in a declining market environment.

Additionally, conflicts of interest may exist in the investments and investment activities of private funds. Conflicts of interest may arise from the fact that the management of any private fund in which the Fund invests and its affiliates may be carrying on substantial investment activities for other clients. The management of such private funds and its affiliates may manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts other than the Fund and the private fund, which could compete for the same investment opportunities as the Fund and such private fund.

Incentive Allocation Arrangements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements.

The Fund will indirectly incur management fees, performance-based compensation, and other expenses of the Underlying Funds, which are in addition to the fees and expenses of the Fund. Such performance-based compensation may create an incentive for the Underlying Fund manager to make investments that are riskier or more speculative. Because these fees are calculated at the Underlying Fund level, the Fund may bear such fees even in periods when other Underlying Funds incur losses or the Fund’s overall performance is not positive.

Failure To Achieve Investment Objective Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Achieve Investment Objective

There can be no assurance that the Fund will achieve its investment objective. The Adviser’s assessment of the short-term or long-term prospects of various Private Markets may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund or those Private Markets in which the Fund invests will be successful. Furthermore, because of the speculative nature of the investments and trading strategies of certain of the Private Markets, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more Private Markets, and that consequently Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions

The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund and Credit Investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

The market value of the Fund’s investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder repurchases, and other adverse effects that could negatively impact the Fund’s performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to the outbreak of COVID‑19.

Performance Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance of Investments

The performance of each Underlying Fund in which the Fund invests will be affected by the performance of each of such Underlying Funds’ underlying investments. Many factors will contribute to the performance of each such investment including default rates and levels and timing of recoveries on investments and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Underlying Funds is difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Underlying Funds may take years to achieve a realization event and are difficult to value before realization, (iii) Underlying Funds’ investments sometimes are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10‑12 years or longer after the initial closing and (v) industry performance information for Underlying Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Control Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control of Portfolio Companies

An Underlying Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Associated With Fund Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Fund Investments.

The portfolio companies of Underlying Funds may involve significant business and financial risk. Certain of the Underlying Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Underlying Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Underlying Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.

Securities Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Securities Activities

All securities investing and trading activities involve the risk of loss of capital. While the Adviser will attempt to manage these risks, there can be no assurance that the Fund’s investment activities will be successful or that Shareholders will not suffer losses. The following discussion sets forth some of the more significant risks associated with the styles of investing of the Fund and the underlying Credit Investments:

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments.

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with a manager of an Underlying Fund. The investments held by private equity funds and Co-Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments. Secondary Investments—or “Secondaries”—typically refers to investments in either existing private investment funds or private operating companies, projects or properties through the acquisition of an interest from an existing investor by a third-party in a negotiated transaction. For private fund interests, the transaction will typically require the consent of the private fund’s general partner or managing member. The buyer of the existing interest typically agrees to take on any future funding obligations in exchange for future returns and distributions. The Fund may directly acquire Secondary Fund Investments from existing investors, and in certain cases from the issuers of such interests or other third parties. In many cases, the Fund will not have the opportunity to negotiate the terms of its Secondary Fund Investments, including any special rights or privileges. In addition, valuation of Secondary Fund Investments may be difficult, since there generally will be no established market for such interests or for the securities of privately held portfolio companies that such Secondary Fund Investments may own. Moreover, the purchase price of Secondary Fund Investments will be subject to negotiation with the sellers of such interests. The overall performance of the Fund may depend in part on the acquisition price paid by the Fund for its Secondary Fund Investments and the structure of such acquisitions. The Adviser may have the opportunity to acquire, for the account of the Fund, a portfolio of Secondary Fund Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Fund Investments may be less attractive than others, and certain of the managers of the Secondary Fund Investments may be more experienced or highly regarded than others. In addition, the Fund may invest in Secondary Fund Investments with other investors through the use of joint ventures and similar arrangements. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund.

Secondary Fund Investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. See “Types of Investments and Related Risks—Valuation” for additional disclosure about valuation risks. To the extent any gains on the Secondary Fund Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to Shareholders is disclosed in “Tax Matters” in this Prospectus.

Venture Capital And Growth Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital and Growth Equity.

An Underlying Fund may invest, and the Fund may co-invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.

Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Underlying Fund Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Fund Strategy Risks

Within the private equity and private credit investment spheres, there are a number of significant risks, any one of which could cause the Fund to lose all or part of the value of its investment. Such risks include, but are not limited to, those set forth below. Investors in Underlying Funds generally do not have an opportunity to evaluate for themselves the relevant economic, financial, and other information regarding the investments to be made by an Underlying Fund and, accordingly, will be dependent upon the judgment and ability of the investment manager of the Underlying Fund and the Adviser. No assurance can be given that the Fund will be successful in obtaining suitable investments.

Buyout Strategies. The Fund may invest in Underlying Funds, or invest alongside private equity sponsors (“GPs”), that pursue a buyout strategy and that often invest in leveraged buyouts. Leveraged buyouts by their nature require companies to undertake a high ratio of leverage to available income. Leveraged investments are inherently more sensitive to declines in revenues and cash flows and to increases in interest rates and expenses than non-leveraged transactions. Increases in interest rates could also make it more difficult for private equity funds to access and consummate acquisitions because other potential buyers, including operating companies acting as strategic buyers, may be able to bid for an asset at a higher relative price due to a lower overall cost of capital or because the minimum targeted return on investment of such private equity fund is unachievable on such acquisition given the cost of the leverage that would be required. Limitations on the availability of certain types of capital in the credit markets may also have a similarly adverse effect on the ability of such Underlying Funds and GPs and the Fund to invest in leveraged buyouts, or to invest in such buyouts on attractive terms. The exercise of control over a company, which often results from a leveraged buyout, imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of related liability. If such liabilities were to arise, such Underlying Fund and the Fund would likely suffer a loss, which may be complete, on its investment.

Venture Capital and Growth Equity Strategies. The Fund may invest in Underlying Funds, or invest alongside GPs, that pursue venture capital and growth equity investments that involve a high degree of business and financial risk that can result in substantial losses. Their portfolio companies may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these portfolio companies may not have significant or any operating revenues. Such portfolio companies also may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. The directors and officers of such companies may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such portfolio companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, GPs or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Private Credit Investment Strategies. Although private credit investments are typically senior to common stock and other equity securities in the capital structure, they are typically subordinated to large amounts of senior debt and are often unsecured. The Fund and the Underlying Funds and their respective GPs may not be able to take steps that would be required to protect an investment in a timely manner and there can be no assurance that the rate of return objectives on any particular private credit investment will be achieved. Private credit investments are generally subject to various creditor risks, including the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, so-called lender liability claims by the issuer of the obligations and environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any borrower, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership or distressed exchange, can significantly diminish the value of an investment in any such company.

Special Situation, Recapitalization and Distressed Debt Strategies. The Fund may invest in certain Underlying Funds that invest in, or may invest alongside certain GPs in, securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for high returns, they also bring with them correspondingly greater risks when compared to other investments. Such investments involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. Such investments could, in certain circumstances, subject the Fund or the Underlying Funds to certain additional potential liabilities. For example, under certain circumstances, a payment by such a company could be required to be returned if such payment is later determined to have been a fraudulent conveyance or a preferential payment. In addition, such strategies may cause different Underlying Funds and GPs to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure.

Energy Strategies. In addition to the leverage risks described above under “Buyout Strategies,” Underlying Funds that make private energy investments are subject to additional risks that are particularly relevant to this asset sub-class of private equity. The performance of these investments will be substantially dependent upon prevailing prices of oil, electricity, natural gas and potentially other commodities (e.g., corn and sugar), which have been (and are likely to continue to be) volatile and subject to wide fluctuations and may adversely impact returns. The energy industry is subject to both non-U.S. and U.S. federal, state and local laws and regulations, including environmental rules and regulations.

Preferred Equity Investment Strategies. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments and, therefore, will be subject to greater credit risk than those debt securities. The preferred equity investments in which the Fund or the Underlying Funds will invest, by the nature of the capital structure of such investments, will involve a high degree of financial risk. These securities will be unsecured. In addition, while the GP will endeavor to structure the preferred equity investments in a manner most favorable to the Underlying Fund, these securities may not be protected by all the financial and other covenants and limitations that would be typical for secured loans. These investments often reflect a greater possibility that adverse changes in the financial condition of the counterparty and underlying assets or general economic conditions or both may impair the ability of the counterparty to make distributions. Preferred equity investments are often issued in connection with leveraged acquisitions, recapitalizations or restructurings, each of which entails potential risks. There is no requirement that investments of the Underlying Funds will be preferred equity investments nor that the Underlying Fund only hold preferred equity. It is expected that the Fund will hold common equity through its investments in some Underlying Funds and may hold whole portfolios as part of the investment strategy.

Investments In Debt Securities Of Small Or Middle Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies.

An Underlying Fund’s investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•
have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;
•
may have limited financial resources and may be unable to meet their obligations under their debt securities that an Underlying Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Underlying Fund realizing any guarantees it may have obtained in connection with the Underlying Fund’s investment;
•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;
•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Underlying Fund that has invested in the portfolio company; and
•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which an Underlying Fund may invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, an Underlying Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Underlying Fund’s investment returns.

Investments In Real Estate And Real Estate Related Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks Related to Investments in Real Estate and Real Estate Related Assets

Real Estate-Related Investments. The Fund may invest in Underlying Funds that invest in real estate or real estate-related assets. Real estate historically has experienced significant fluctuations and cycles in value that may result in reductions in the value of real estate-related investments. The marketability and value of an Underlying Fund’s investments will depend on many factors beyond any control of the Underlying Fund or its manager. The ultimate performance of an Underlying Fund’s investments will be subject to the varying degrees of risk generally incident to the operation of the underlying real property or real estate-related assets. For example, the ultimate value of an Underlying Fund’s investments may depend upon the real property owner’s ability to operate the real property in a manner sufficient to maintain or increase revenues in excess of operating expenses or, in the case of leased real property, the ability of the lessee to make rental payments. Revenues may be adversely affected by changes in national or international economic conditions; changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics; the financial condition of tenants and lessees, buyers and sellers of properties; competition from other properties offering the same or similar services; changes in interest rates and in the availability, cost and terms of mortgage funds; the impact of present or future environmental legislation and compliance with environmental laws (as more specifically set out below); the ongoing need for capital improvements (particularly in older structures); changes in real estate tax rates and other operating expenses; adverse changes in governmental rules and fiscal policies; civil unrest; acts of God, including earthquakes, hurricanes and other natural disasters; acts of war; acts of terrorism (any of which may result in uninsured losses); adverse changes in zoning laws; and other factors that are beyond the control of the real property owners, the Underlying Funds or their managers. In the event that any of the properties underlying an Underlying Fund’s investments experience any of the foregoing events or occurrences, the value of and return on the investor’s investment in the Fund would be negatively impacted.

Development. An Underlying Fund may acquire equity and/or debt interests in real estate developments and/or in businesses that engage in real estate development. To the extent that an Underlying Fund invests in such development activities, it will be subject to the risks normally associated with such activities. Investments made in properties to be developed may receive little or no cash flow, and market conditions may change during the course of development which makes such development less attractive than at the time it was commenced. Such risks include, without limitation, risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of an Underlying Fund or its manager, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development activities once undertaken, any of which could have an adverse effect on the financial condition and results of operations of an Underlying Fund and on the amount of funds available for distribution to its investors.

Office Properties. An Underlying Fund may invest in office properties. A large number of factors may adversely affect the value of office properties, including the quality of an office building’s tenants; an economic decline in the business operated by the tenants; the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, location, access to transportation and ability to offer certain amenities, such as sophisticated building systems and/or business wiring requirements); the physical attributes of the building with respect to the technological needs of the tenants, including the adaptability of the building to changes in the technological needs of the tenants; the diversity of an office building’s tenants (or reliance on a single or dominant tenant); the desirability of the area as a business location; the strength and nature of the local economy, including labor costs and quality, tax environment and quality of life for employees; and an adverse change in population, patterns of telecommuting or sharing of office space, and employment growth (which creates demand for office space).

Multifamily Properties. An Underlying Fund may invest in garden-style, mid-rise and high-rise properties. A large number of factors may adversely affect the value and successful operation of such properties, including: physical attributes of the property such as its age, condition, design, appearance, access to transportation and construction quality; location of the property (for example, a change in the neighborhood over time); ability of management to provide adequate maintenance and insurance; the types of services or amenities that the property provides; the property’s reputation; the level of mortgage interest rates, which may encourage tenants to purchase rather than lease housing; presence of competing properties; the tenant mix, such as the tenant population being predominantly students or being heavily dependent on workers from a particular business or personnel from a local industrial unit; adverse local or national economic conditions, which may limit the amount of rent that may be charged and may result in a reduction of timely rent payments or a reduction in occupancy levels; state and local regulations, which may affect the building owner’s ability to increase rent to the level of market rents for an equivalent apartment; and government assistance/rent subsidy programs.

In addition, certain local and international jurisdictions regulate the relationship of an owner and its tenants. Generally, these laws require a written lease, good cause for eviction, disclosure of fees, and notification to residents of changed land use, while prohibiting unreasonable rules, retaliatory evictions, and restrictions on a resident’s choice of unit vendors.

In addition to U.S. federal, state and/or local regulation of the landlord-tenant relationship, numerous counties and/or municipalities impose rent control on apartment buildings. These ordinances may limit rent increases to fixed percentages, to percentages of increases in the consumer price index, to increases set or approved by a governmental agency, or to increases determined through mediation or binding arbitration.

Retail Properties. An Underlying Fund may invest in retail properties. Several factors may adversely affect the value and successful operation of a retail property, including, but not limited to: (i) changes in consumer spending patterns, local competitive conditions (such as the supply of retail space or the existence or construction of new competitive shopping centers or shopping malls); (ii) alternative forms of retailing (such as internet web sites, direct mail and video shopping networks, which reduce the need for retail space by retail companies); (iii) the safety, convenience and attractiveness of the property to tenants and their customers or clients; (iv) the public perception of the safety of customers at shopping malls and shopping centers; (v) the need to make major repairs or improvements to satisfy the needs of major tenants; and (vi) traffic patterns and access to major thoroughfares.

The general strength of retail sales also directly affects retail properties. If retail sales by tenants in an Underlying Fund’s properties were to decline, the rents that are based on a percentage of revenues may also decline, and tenants may be unable to pay the fixed portion of their rents or other occupancy costs. The cessation of business by a significant tenant can adversely affect a retail property, not only because of rent and other factors specific to such tenant, but also because significant tenants at a retail property play an important part in generating customer traffic and making a retail property a desirable location for other tenants at such property.

Student Housing. Student housing properties face significant competition from university-owned student housing and from other private student housing communities located within close proximity to universities. Many students prefer on-campus housing to off-campus housing because of the closer physical proximity to campus and the integration of on-campus facilities into the academic community. Other factors affecting the profitability of student housing are the relationships that student housing operators maintain with universities for referrals of prospective tenants or for mailing lists of prospective tenants and their parents, as well as general admission policies limiting the number of student admissions or requiring that a certain class of students (e.g., freshmen) live in a university-owned facility. Moreover, universities can generally avoid real-estate taxes and borrow funds at lower interest rates, while private-sector operators of student housing generally pay full real estate taxes and thus have higher borrowing costs. Consequently, universities often can offer more convenient and/or less expensive student housing than private operators of student housing, which can adversely affect occupancy and rental rates. Finally, student housing properties usually require greater maintenance costs because of increased damage or wear and tear than would apply to other types of housing, and usually have a higher turnover rate than other types of multifamily tenants, compounded by the fact that student leases are available for periods of less than 12 months. All these factors combine to produce heightened uncertainty with respect to predicting cash flows generated by student housing.

Leases of student housing properties typically are for a term of one year or less. Properties may need to be entirely re-leased each year, exposing an Underlying Fund to more leasing risk than property lessors that lease their properties for longer terms. Student housing properties are also typically leased during a limited leasing period that begins each October and ends in September of the following year. This requires increased reliance on the effectiveness of marketing and leasing efforts and personnel during this leasing period. Any significant difficulty in leasing properties would adversely affect results of operations and the financial condition of an Underlying Fund’s investment. Additionally, student-tenants may be more likely to default on their lease obligations during the summer months, which could further reduce revenues during this period. Although lease obligations will typically be guaranteed by a parent, the Underlying Fund may have to spend considerable effort and expense in pursuing payment upon a defaulted lease, and efforts may not be successful. Furthermore, tenants may not have to submit a security deposit, making it significantly less likely that the tenant will cover potential damages to the property.

Assisted-Living and Seniors’ Housing. The success of assisted-living and seniors’ housing depends in large part on the success in attracting senior citizens with the ability to pay for the services they receive. While a portion of the fees payable by residents of retirement facilities may be reimbursed by government and private payors, many such facilities are substantially dependent on the ability of the residents and their families to pay directly. In addition, some payors may limit the number of days for which payment will be made in some settings, such as skilled nursing facilities, and most payors limit the types of services for which payment will be made and/or the amount paid for each particular service.

Health care in general is an area subject to extensive regulation and frequent regulatory change. Some jurisdictions promote regionally-managed and regulated health care systems. These changes favor larger operators that have the resources to provide more cost-effective management services and well-developed staff training programs on a regional basis. There can be no assurance that future regulatory changes in health care, particularly those changes affecting the seniors’ housing industry, will not materially adversely affect the Underlying Funds. It may be difficult to obtain certain required regulatory approvals or sustain current funding levels.

Delays in obtaining regulatory approvals could hinder the services and operations of an Underlying Fund’s seniors’ housing, which could materially adversely affect the Underlying Fund’s anticipated revenues, results of operations and cash flows.

Retirement communities in certain provinces are subject to audits and/or inspections by government authorities to ensure compliance with applicable laws and licensing requirements.

Government agencies have steadily increased their enforcement activity over the past several years. Further, laws and regulation periodically change over time and regulatory bodies may impose more stringent requirements on the underlying portfolio investments of the Underlying Funds. As a result, the Underlying Funds and their managers must continually allocate increased resources to ensure compliance with applicable regulations. However, there is no assurance that the Underlying Funds and their managers will be able to increase their resource allocation sufficiently to match all costs of compliance or increased costs of compliance.

Where the Underlying Funds have originated and/or acquired loans secured by retirement community properties, the applicable provincial licensing and regulatory requirements may limit the ability of the Underlying Funds to foreclose on such properties. The Underlying Fund may be subject to certain restrictions when considering foreclosing on any such collateral. As a result, the manager of the Underlying Fund may restrict or limit the exercise of rights for the Underlying Fund in connection with such loans.

Risks Associated with Commercial Mortgage Loans. An Underlying Fund may invest in commercial mortgage loans. The value of an Underlying Fund’s commercial mortgage loans will be influenced by the rate of delinquencies and defaults experienced on the commercial mortgage loans and by the severity of loss incurred as result of such defaults. The factors influencing delinquencies, defaults and loss severity include (i) economic and real estate market conditions by industry sectors (e.g., multifamily, retail, office, etc.); (ii) the terms and structure of the mortgage loans; and (iii) any specific limits to legal and financial recourse upon a default under the terms of the mortgage loan.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and laws) rather than upon the existence of independent income or assets of the borrower. Many commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation.

The exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Risks Associated with Residential Mortgage Loans. An Underlying Fund may invest in residential mortgage loans, including subprime mortgages which have been subject to investor consternation in recent years. Residential mortgage loans are typically secured by single-family residential property and are subject to risks of delinquency and foreclosure and risks of loss. The ability of a borrower to repay a loan secured by a residential property is dependent upon the income or assets of the borrower. A number of factors, including, without limitation, a general economic downturn, natural disasters, environmental disasters, acts of terrorism, social unrest and civil disturbances, may impair borrowers’ abilities to repay their loans. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in- possession to the extent the lien is unenforceable under state law. Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on an Underlying Fund’s anticipated return on a foreclosed mortgage loan.

In addition, certain residential mortgage loans may be structured with negative amortization features. Negative amortization arises when the mortgage payment in respect of a loan is smaller than the interest due on such loan. On any such mortgage loans, if the monthly payments are not enough to cover both the interest and principal payments on the loan, the shortfall is added to the principal balance, causing the loan balance to increase rather than decrease over time. Because the related mortgagors may be required to make a larger single payment upon maturity, the default risk associated with such mortgage loans may be greater than that associated with fully amortizing mortgage loans.

Construction, Redevelopment and Renovation Risks. The existence of construction or renovation at properties underlying an investment made by an Underlying Fund may make space unavailable to rent or may make the properties less attractive to tenants or their customers, and accordingly could have a negative effect on net operating income. To the extent applicable, there can be no assurance that any escrow or reserve collected will be sufficient to complete any current renovation or be otherwise sufficient to satisfy any tenant improvement expenses at a property. Failure to complete planned improvements may have a material adverse effect on the cash flow at the property and the related borrower’s ability to meet its payment obligations under its loan documents. In addition, in the event the related borrower fails to pay the costs for work completed or material delivered in connection with such ongoing redevelopment or renovation, the portion of the property on which there are renovations may be subject to mechanic’s or materialmen’s liens that may be senior to an Underlying Fund’s lien. Additionally, there can be no assurance that any current or planned redevelopment, renovation or expansion will be completed, that such redevelopment, renovation or expansion will be completed in the time frame contemplated, or that, when and if redevelopment, renovation or expansion is completed, such redevelopment, renovation or expansion will improve the operations at, or increase the value of, the subject property. Failure of any of the foregoing to occur could affect the ability of the related borrower to repay amounts due under its loan.

Risk of Decline in Value of Real Estate Collateral. The value of the real estate which underlies mortgage loans is subject to market conditions. Changes in the real estate market may adversely affect the value of the collateral and thereby lower the value to be derived from a liquidation. In addition, adverse changes in the real estate market increase the probability of default, as the incentive of the borrower to retain the property declines. Furthermore, many of the properties and/or the borrowers which will secure loans underwritten or invested in by an Underlying Fund may be suffering varying degrees of financial distress or may be located in economically distressed areas. Loans purchased or underwritten by the Underlying Fund may become non-performing for a wide variety of reasons, including, without limitation, because the mortgaged property is too highly leveraged (and, therefore, the borrower is unable to meet its debt service payments), has not been fully completed or is in need of rehabilitation. Such non-performing loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate, capitalization of interest payments, or a substantial write-down of the principal of the loan. Furthermore, the Underlying Fund may decide in certain circumstances to reduce collateral.

Litigation at the Property Level. The acquisition, ownership, and disposition of real properties carry certain specific litigation risks, which could result in losses to an Underlying Fund. Litigation may be commenced with respect to a property acquired by the Underlying Fund or its subsidiaries in relation to activities that took place prior to the Underlying Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosures made, if such buyer is passed over in favor of another as part of the Underlying Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Underlying Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence. Underlying Funds may also be exposed to litigation resulting from the activities of tenants or their customers, particularly, when the borrower is distressed and the Underlying Fund seeks to exercise remedies. In an Underlying Fund’s investment portfolio there may also be occasional claims in the regular course of business, such as slips and falls.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Sector Risk

Some Underlying Funds in which the Fund invests may be focused on the infrastructure sector. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Underlying Fund’s performance.

Portfolio Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Company Risk

The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions. To the extent a portfolio company in which the Fund has invested receives additional funding in subsequent financings and the Fund does not participate in such additional financing rounds, the interests of the Fund in such portfolio company would be diluted. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. Many of the portfolio companies may be highly leveraged, which may impair their ability to finance their future operations and capital needs and may result in restrictive financial and operating covenants. As a result, such companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. In addition, in the event that such companies do not perform as anticipated or incur unanticipated liabilities, high leverage will magnify the adverse effect on the value of the companies’ equity and could result in substantial diminution in, or the total loss of, equity investments in such companies. Portfolio companies may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of public companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks

The Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Investing In Collateralized Loan Obligations And Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs and Asset-Backed Securities

Indirect Investments in Senior Secured Loans. The Fund may obtain exposure to underlying senior secured loans through its investments in CLOs, directly or through Underlying Funds, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.

In addition, the portfolios of certain CLOs in which the Fund or an Underlying Fund invests may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which the Fund may invest. As a consequence of the foregoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, the Fund’s CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Risk of Investing in CLO Securities and Other Credit Investments. The Fund’s investments may consist of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches, and scheduled payments to junior tranches have a priority in right of payment to equity tranches.

CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations (“CBOs”) and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities and trust preferred securities. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund’s investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition,

CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Risk of Investing in Primary CLO Market. Between the pricing date and the effective date of a CLO, the CLO manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the CLO manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Risk of Failure to Maintain a Broad Range of Underlying Obligors Across the CLOs. The Fund may be subject to focused investment risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent the Fund invests in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on the CLO investments occurring together.

Risk of Underlying CLO’s Failure to Satisfy Certain Tests. The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s investment performance.

Risk of Additional Expenses Through the Fund’s Investments in CLOs and Other Investment Vehicles. The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, and, to the extent the Fund so invests, will bear its ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees.

CLO Manager Risk. The Fund relies on CLO managers to administer and review the portfolios of collateral they manage. The actions of the CLO managers may significantly affect the return on the Fund’s investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the managers of the CLOs in which it invests. The ability of each CLO manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund’s investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund will also rely on CLO managers to act in the best interests of a CLO it manages; however, such CLO managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests; therefore, there can be no assurance that the CLO managers will always act in the best interest of the class or classes of notes in which the Fund invested. If any CLO manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of the Fund’s investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO manager, the Fund may not be incentivized to pursue actions against the CLO manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manager to third parties may be borne by the Fund to the extent the CLO is required to indemnify its CLO manager for such liabilities.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As an investor in these CLOs, the Fund is not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

CLO Manager Key Personnel Risk. Given that the Fund invests in CLO securities issued by CLOs which may be managed by unaffiliated CLO managers, the Fund is dependent on the skill and expertise of such managers. The Adviser’s ability to analyze and diligence potential CLO managers differentiates its approach to investing in CLO securities. However, the Fund cannot assure you that, for any CLO it invests in, the CLO manager in place when it invests in such CLO securities will continue to manage such CLO through the life of its investment. CLO managers are subject to removal or replacement by other holders of CLO securities without its consent, and may also voluntarily resign as CLO manager or assign their role as CLO manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which the Fund invests.

Risk of Underlying CLO’s Tax Status. Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines, or if the IRS otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Risk of Underlying CLO’s Failure to Comply with Certain U.S. Tax Disclosure Requirements. The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, which could adversely affect the Fund’s investment performance.

Risk of Increased Competition in the Market or a Decrease in New CLO Issuances. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that it will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to it.

ABS and MBS Generally. The investment characteristics of asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.

Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.

Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.

Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.

ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and U.S. Federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.

The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

RMBS. Holders of residential mortgage-backed securities (“RMBS”) bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain U.S. Federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, and currency futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to Shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund or the Underlying Funds in which it invests may invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its investments may trade on public or private secondary marketplaces, a market value for its Private Markets investments will typically not be readily determinable. Under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Adviser will value such securities at fair value as determined by the Adviser in good faith in accordance with the Adviser’s valuation procedures (“Valuation Procedures”). While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the valuation designee to make fair value determinations for the Fund’s holdings. The Adviser may utilize the services of one or more independent, third-party parties to provide evaluations or other valuation inputs for each of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations. The Adviser may also seek to fair value securities with valuations from at least one independent broker or dealer. Because fair valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed. Secondary Fund Investments acquired by the Fund at a discount to fair value may result in unrealized gains when the Fund next calculates its daily NAV since any such discounted Secondary Fund Investment will be marked to its net asset value (which may be a price that is higher than its acquisition cost).

Valuation of the Fund’s Interests in Other Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the managers of Underlying Funds. Some managers of Underlying Funds provide such valuations on a monthly or quarterly basis. For these Underlying Funds, although such valuations are provided on a monthly or quarterly basis, the Fund provides valuations, and issues Shares, on a daily basis. Because of these less frequent NAV calculations by Underlying Funds that are private investment funds, with a further delay in the reporting of such NAV to the limited partners, including the Fund, there will be differences between the actual value of the private investment funds and the estimated fair values assigned to them by the Adviser. Some of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Underlying Funds’ managers. In this regard, such managers may face a conflict of interest in valuing the securities, as their value may affect their compensation or ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any such manager, the accuracy of the valuations provided by such manager, that they will comply with their own internal policies or procedures for keeping records or making valuations, or that their policies and procedures and systems will not change without notice to the Fund. As a result, an Underlying Fund’s manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. An Underlying Fund’s manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Illiquidity Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Investments Risk

An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Fund’s investments in Private Markets and Underlying Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in-kind. Shareholders may not be able to dispose of assets distributed in-kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Underlying Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Underlying Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Markets Underlying Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for purposes of the Code. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Lack Of Operating History Of Certain Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History of Certain Underlying Funds

Certain Underlying Funds in which the Fund invests may be newly formed entities that have no operating histories. Therefore, the Adviser will not be able to evaluate the past performance of such investment.

Limitations Of Prior Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations of Prior Performance

Whenever possible, the Adviser will evaluate the past investment performance of Underlying Fund managers and their personnel. However, this past investment performance may not be indicative of the future results of an investment in the Underlying Fund managed by such manager. Furthermore, Underlying Fund managers’ trading methods are dynamic and change over time, and thus a manager will not always use the same trading method in the future that was used to compile past performance histories.

Special Multi-Tiered Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Multi-Tiered Investments

Certain Underlying Funds in which the Fund invests generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund will not have the benefit of various protections afforded by the 1940 Act with respect to its investments in such Underlying Funds. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies’ assets. Underlying Funds that are not subject to the 1940 Act are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship, including as a result of misconduct by an Underlying Fund manager. When the Adviser invests the Fund’s assets with an Underlying Fund, the Fund does not have custody of the assets or control over their investment. Therefore, there is a risk that the Underlying Fund manager could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct. The Underlying Fund managers with whom the Adviser invests the Fund’s assets may be private and have not registered their investment funds or investment advisory operations under federal or state securities laws. This lack of registration, with the attendant lack of regulatory oversight, may enhance the risk of misconduct by the Underlying managers.

Although the Adviser expects to receive information from each Underlying Fund manager regarding its investment performance and investment strategy on a regular basis, the Adviser may have limited access to the specific underlying holdings of the Underlying Fund and little ability to independently verify the information that is provided by the Underlying Fund manager. An Underlying Fund manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. At any given time, the Adviser may not know the composition of an Underlying Fund’s portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets, industries, sectors or collateral types. In addition, the Adviser may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

By investing in Underlying Funds indirectly through the Fund, Shareholders bear fees at both the Fund level and the Underlying Fund level. Performance-based fees at the Underlying Fund level may create an incentive for an Underlying Fund manager to make investments that are riskier or more speculative than if the Underlying Fund manager had no such interest, because the Underlying Fund manager will not bear an analogous portion of depreciation in the value of the relevant Underlying Fund’s portfolio if the value of the Underlying Fund declines.

Shareholders also bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and, indirectly, similar expenses of Underlying Funds. A Shareholder who meets the conditions imposed by the Underlying Funds, including investment minimums that may be considerably higher than the minimum imposed by the Fund, could invest directly with an Underlying Fund and avoid paying Fund expenses.

Investment decisions of Underlying Fund managers are made independently of each other. As a result, at any particular time, one Underlying Fund manager may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund manager for another Underlying Fund. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Since the Fund may be able to make investments in or effect withdrawals from Underlying Fund only at certain times, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market or other more liquid securities than it otherwise might wish to invest, the Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so, and the Fund may have to borrow money to enable the Fund to tender for Shares. This may adversely affect the Fund’s investment return.

Underlying Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Fund may seek to dispose of these securities in an appropriate manner.

The Fund may agree to indemnify certain of the Underlying Funds and Underlying Fund managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

The Underlying Funds may, at any time and without notice to the Fund, change their investment objectives, policies or strategies. This may adversely affect the Fund’s allocation among investment strategies and may adversely affect the Fund’s overall risk. Further, the Fund may not be able to withdraw its investment in such Underlying Funds prior to such change(s) taking effect.

Short-Term and Defensive Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Term and Defensive Investments

The Fund will invest its cash reserves in high-quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

Market Crisis And Governmental Intervention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Crisis and Governmental Intervention

The global financial markets continue to be subject to pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis with little or no notice, with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, the Adviser, Underlying Funds and their managers. For example, the regulatory and tax environment for derivative instruments is changing rapidly, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments and the ability of the Fund and Underlying Funds to pursue their trading strategies. Similarly, the regulatory environment for leveraged investors and for alternative funds generally is changing rapidly, and changes in the direct or indirect regulation of leveraged investors or alternative funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund and Underlying Funds to pursue their investment objectives or strategies. Due to events in the markets over the past several years, and recent legislation, additional regulatory change may occur in the future.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Fund, the Adviser, Underlying Funds and their managers. Legislation or regulation, which could be substantial and is unpredictable, could pose additional risks and result in material adverse consequences to the Fund and Underlying Funds and/or limit potential investment strategies that would have otherwise been used by the Fund and Underlying Funds in order to seek to obtain higher returns. There is a high likelihood of significantly increased regulation of the global financial markets, and that such increased regulation could be materially detrimental to the performance of the Fund and Underlying Funds.

Legal And Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Changes

Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s investments and the value of the Fund’s NAV.

In addition, the staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in Private Market Asset securities could adversely impact the Fund’s ability to implement its investment strategy, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders or the Fund’s financial condition. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage

The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund may borrow money through a credit facility or other arrangements, if any, to fund investments in Underlying Funds and Private Markets, subject to the limitations of the 1940 Act. The Fund may also borrow money through a credit facility or other arrangements, if any, to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Underlying Funds or Private Markets in advance of the Fund’s receipt of proceeds from the realization of other Underlying Funds or additional sales of Shares).

To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Fund’s investments will be magnified. In addition, the Underlying Funds and their portfolio companies are expected to employ or involve significant leverage and/or credit risk. Such portfolio companies may include companies whose capital structures have significant leverage, such as would be the case following a leveraged buyout or management buying transaction. The leveraged capital structure of such portfolio investments would increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the portfolio company or its industry. A highly leveraged company is generally more sensitive to downturns in its business and to changes in prevailing economic conditions than is a company with a lower level of debt. A company that is already highly leveraged may be less able to raise additional capital or financing to meet unanticipated contingencies. Other investments in which the Fund may participate directly or indirectly, such as distressed securities and other special situations, may also involve exposure to interest-rate or credit risk.

The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit, if any; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Underlying Funds or Private Markets at inopportune times, which may further depress the returns of the Fund.

The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the Fund’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to this 300% Asset Coverage Requirement.

Regulatory Changes Impacting Private Equity Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Changes Impacting Private Equity Funds

Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Underlying Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Underlying Funds; the GPs; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect an Underlying

Fund’s ability to implement its investment strategies could have a material adverse impact on the Underlying Fund’s performance, and thus on the Fund’s performance.

Current Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Current Market Conditions Risk

A particular investment, or shares of the Fund in general, may fall in value due to current market conditions. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, may adversely impact the U.S. regulatory landscape, markets and investor behavior, which could negatively impact the Fund’s investments and operations. In particular, the imposition of tariffs on foreign countries has led to retaliatory tariffs by certain foreign countries and could lead to retaliatory tariffs imposed by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may decline. Additional examples of events that have led to fluctuations in markets include pandemic risks related to COVID‑19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, and problems in the banking sector. Additionally, advancements in technologies such as artificial intelligence may adversely impact markets, disrupt existing industries and sectors, and dislocate opportunities in the labor force, which could negatively affect the overall performance of the Fund.

Affiliated Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliated Transactions Risk

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without relying on an available exemption or the prior approval of the SEC. For purposes of the 1940 Act, the following persons are considered an affiliate of the Fund and the Fund is generally prohibited from buying any securities from or selling any securities to such affiliate: (i) any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities; (ii) any person that owns, directly or indirectly, 5% or more of the outstanding voting securities of SIMC (or its controlling entities); or (iii) any person in which SIMC or a person controlling or under common control with SIMC owns, directly or indirectly, 5% or more of such person’s voting securities. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, holds more than 5% of the voting securities of the Fund or SIMC (or either of their respective controlling entities), or is under common control with the Fund or SIMC, the Fund is prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into “joint” transactions with such person or certain of that person’s affiliates, absent an available exemption or the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates.

In addition, the Fund is not permitted to co-invest with certain entities affiliated with SIMC in transactions originated by SIMC or its affiliates unless it has obtained an exemptive order from the SEC or co-invests alongside SIMC or its affiliates in accordance with existing regulatory guidance and the allocation policies of SIMC and its affiliates, as applicable.

The 1940 Act prohibits certain “joint” transactions with certain of the Fund’s affiliates, such as co-investments, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, acquires more than 5% of the voting securities of the Fund or SIMC (or either of their respective controlling entities), the Fund will be prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into joint transactions with such persons, absent the availability of an exemption or prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates. The SEC has interpreted the 1940 Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

The Fund may co-invest in private investments sourced by third-party managers unaffiliated with either the Fund or the Adviser, such as private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the private company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often, the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence Risk

The rapid development of increasingly widespread use of certain artificial intelligence (“AI”) technologies may adversely impact the overall performance of the Fund’s investments, or alter the services provided to the Fund by its service providers. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Cyber-Attacks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Cyber-Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, Underlying Funds and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund, Underlying Funds and their service providers use to service their operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund, Underlying Funds and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Underlying Funds and their service providers, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund, Underlying Funds and their service providers, or the issuers of the securities in which the Fund or an Underlying Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions.

Allocation Of Investment Opportunities 1940 Act Restrictions On Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation of Investment Opportunities; 1940 Act Restrictions on Investing

The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund. These factors may make it more difficult for the Fund to achieve its investment objective.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other investment funds managed by the Adviser or its affiliates. The 1940 Act prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain “joint” transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain

“joint” transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest

Strategic Relationship

SIMC and Carlyle have formed a Strategic Relationship that leverages the strengths of both firms and addresses the availability of Carlyle Funds to SIMC for potential investment by the Fund. Pursuant to this Strategic Relationship, Carlyle may provide marketing support to the Adviser without additional compensation, specifically with respect to the Fund’s investments in Carlyle Funds.

SIMC and Carlyle have agreed to certain terms that can, in some cases, present actual or potential conflicts of interest with respect to the Fund and its Shareholders. As described above, under normal market conditions, at least 60% of the Fund’s net assets will be invested in Carlyle Funds that pursue Private Markets strategies, with the Fund’s remaining Private Markets exposure primarily obtained through investments in SEI Funds or direct investments selected by the Adviser, including potential co-investments.

The Adviser expects to select Underlying Funds for Private Markets exposure from among available Carlyle and SEI Funds without considering funds with other managers. To the extent SIMC and Carlyle alter or terminate their Strategic Relationship, the Fund’s ability to pursue its investment strategies, in whole or in part, could be impaired. The Fund and Shareholders could experience investment losses as a result. Other benefits that the Adviser and the Fund recognize as a result of the Strategic Relationship could also be altered, reduced or eliminated in the event of such changes to the Strategic Relationship. In addition, Carlyle has agreed to pay a fee to SEI, which SEI uses to offset Fund expenses, which could provide the portfolio managers with an incentive to consider Carlyle Funds when choosing investments for the Fund.

Carlyle provides investment advisory services to Underlying Funds in addition to those in which the Fund may invest. Accordingly, Carlyle may have financial interests that diverge from those of the Underlying Funds in which the Fund invests and conflicts of interest may arise in terms of its allocation of investment opportunities as well as its professional time between such Underlying Funds and other clients and personal accounts.

Carlyle is engaged in a broad spectrum of activities including sponsoring and managing Underlying Funds and other activities. Those activities may present conflicts if other Underlying Funds either compete for the same investment opportunity or pursue investment mandates counter to each other.

Investments In Affiliated Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Affiliated Funds

The Fund may invest in securities of SEI Funds, which are advised by the Adviser. Potential conflicts of interest situations could occur where the Adviser is subject to competing interests that have the potential to influence its investment decisions for the Fund and which decisions could adversely impact the Fund. For example, the Adviser may be subject to potential conflicts of interest in investing in affiliated investment companies because the Adviser and its affiliates receive management, transfer agent and/or other fees from affiliated investment companies (such as money market funds advised by the Adviser or its affiliate) and not from other investment companies or private funds. In addition, the portfolio managers may have an incentive to select certain affiliated investment companies due to compensation considerations or to support new investment strategies or the cash flow needs of certain affiliated investment companies. For example, the Adviser may be influenced by its view of the best interests of certain affiliated SEI Funds, such as a view that an affiliated fund may benefit from additional assets or could be harmed by redemptions. The Adviser and the portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interests when selecting investments. Under the oversight of the Board and pursuant to applicable policies and procedures, the Adviser will carefully analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Business Relationship With Carlyle Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Relationship with Carlyle

The Adviser or its affiliates provide significant fund administration and related services to Carlyle separate and apart from the Strategic Relationship. Because of this business relationship, the Adviser or its affiliates may have potential conflicts of interest to favor investments in Carlyle Funds or to direct or allocate a high degree of resources and attention to Carlyle to secure additional business. Because of this business relationship, the Adviser may be influenced by its view of the best interests of the Fund in selecting investments in Underlying Funds and may face a potential conflict of interest to select investments in Carlyle Funds relative to other potential investments, which may be better suited for the Fund. The Adviser and the portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interests when selecting investments. Under the oversight of the Board and pursuant to applicable policies and procedures, the Adviser will carefully analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Other Activities Of Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Activities of the Adviser

There may be numerous potential conflicts of interest between the Adviser or its affiliates (referred to collectively in this section as the “Management Parties”) on the one hand, and the Fund on the other hand, and between the Fund and other investment pools and clients managed by the Management Parties, including but not limited to their own accounts and the accounts of family members (“Other Accounts”). Certain investment opportunities may be appropriate for the Fund and the Management Parties and for such Other Accounts. The Management Parties are not obligated to share any investment opportunity with the Fund, although it and those Other Accounts may invest in the opportunity subject to applicable law. There may be circumstances under which the Management Parties will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets they commit to such investment. Under some circumstances, if the Management Parties or Other Accounts have significant investments in an investment opportunity, regulation may restrict the Fund’s ability to participate in the investment opportunity. There also may be circumstances under which the Management Parties purchase or sell an investment for their Other Accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for one or more Other Accounts. The Management Parties may have interests in Other Accounts they manage which differ from their interests in the Fund and may manage such Other Accounts on terms that are more favorable to them than the terms on which they manage the Fund. In addition, the Management Parties may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are more favorable to the Management Parties than the fees charged to the Investors, thereby creating a financial incentive to favor such Other Accounts.

Subject to applicable regulatory limitations, the Fund may sell any of its investments to the Management Parties or a client of the Management Parties, and the Fund may purchase an investment made by the Management Parties or any such client. In addition, to the extent permitted by applicable law, the Management Parties, in their sole discretion, may from time to time take an active management role in one or more companies in which the Fund invests, directly or indirectly through the Underlying Funds, which may give rise to additional conflicts of interest. The Fund may invest in companies or other entities in which the Management Parties (including other clients of the Management Parties) have an investment, and the Management Parties and other clients of the Management Parties may invest in companies or other entities in which the Fund has made an investment, to the extent permitted by applicable law.

In certain instances the conflicts described in this section (or the resolution thereof) may have an adverse impact on the Fund and its ability to achieve its investment objective. Investors will have no right to be informed of such conflicts as they arise or to participate in the resolution of such conflicts.

Limits Of Disclosures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosures

The above discussion is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund’s Statement of Additional Information and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

Class I Shares [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		0.75%
Acquired Fund Fees and Expenses [Percent]	[1]	2.35%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2]	0.55%
Total Annual Expenses [Percent]		3.65%
Waivers and Reimbursements of Fees [Percent]	[3]	(0.60%)
Net Expense over Assets [Percent]		3.05%
Expense Example, Year 01		$ 31
Expense Example, Years 1 to 3		106
Expense Example, Years 1 to 5		184
Expense Example, Years 1 to 10		$ 387

[1]	AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in Underlying Funds during the current fiscal year. AFFE include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some of the Carlyle Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The manager of the Carlyle Underlying Funds may also receive performance-based compensation if the Carlyle Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Carlyle Underlying Funds subject to such performance-based compensation. The Carlyle Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 1.25%, and generally charge between 10% and 15% of net profits as a carried interest or performance allocation. The AFFE disclosed above are based on historic returns of the Carlyle Underlying Funds and the SEI Underlying Funds in which the Fund expects to invest, which may change substantially over time. The AFFE reflects operating expenses of the Carlyle Underlying Funds and the SEI Underlying Funds (i.e., management fees, performance fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds). As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. AFFE exclude fees and expenses of any Underlying Funds which are real estate investment trusts (“REITS”) as they are excluded from the definition of an investment company under Section 3(c)(5) of the Investment Company Act of 1940 and are not treated as acquired funds.
[2]	Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.
[3]	The Fund's administrator and its affiliates have contractually agreed until October 31, 2027 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding fees and interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.70%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2027.